   As filed with the Securities and Exchange Commission on December 13, 2001


                                                      Registration No. 333-62662

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. ____                                    [ ]
         Post-Effective Amendment No. 1                                      [X]
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 3                                                     [X]

                                 ---------------
                         The American Separate Account 5
                           (Exact name of Registrant)

                 The American Life Insurance Company of New York
                               (Name of Depositor)
                                 ---------------

                          435 Hudson Street, 2nd Floor
                            New York, New York 10014
              (Address of Depositor's Principal Executive Offices)
                                 (800) 853-1969
               (Depositor's Telephone Number including Area Code)

                                 ---------------
Name and Address of Agent for Service:        Copy to:

John R. McGeeney, Esq.                        Michael Berenson, Esq.
Craig A. Hawley, Esq.                         Christopher D. Menconi, Esq.
Inviva, Inc.                                  Morgan, Lewis & Bockius LLP
300 Distillery Commons, Suite 300             1800 M Street,  N.W.
Louisville, KY  40206                         Washington, DC 20036
                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the post-effective amendment to the Registration Statement.

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Flexible Premium Deferred Annuity
Contracts

                                   PROSPECTUS

--------------------------------------------------------------------------------

                     VARIABLE ACCUMULATION ANNUITY CONTRACTS

                   FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

             435 HUDSON STREET, 2ND FLOOR, NEW YORK, NEW YORK 10014

                                     THROUGH

                         THE AMERICAN SEPARATE ACCOUNT 5

--------------------------------------------------------------------------------

THE CONTRACTS - This Prospectus describes individual and group flexible premium deferred annuity contracts (CONTRACTS), which are available SOLELY through our website at the following Internet address:
https://secure.americanlifeny.com/annuity/begin.cfm (WEBSITE). Certain intermediaries may provide links on their websites to our Website.

     THERE ARE NO SALES CHARGES, WITHDRAWAL FEES, OR INSURANCE CHARGES ON ANY CONTRACT.

BEFORE PURCHASING THE CONTRACT, YOU MUST CONSENT TO OUR DELIVERING ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT AND THE UNDERLYING FUNDS. PAPER VERSIONS OF THESE DOCUMENTS WILL NOT BE SENT. OF COURSE, YOU CAN PRINT OUT ANY DOCUMENT WE MAKE AVAILABLE OR TRANSMIT TO YOU, AND WE ENCOURAGE YOU TO DO SO. YOU MAY REVOKE YOUR CONSENT AT ANY TIME. REVOCATION WILL CONSTITUTE A SURRENDER OF YOUR CONTRACT AND WE WILL PAY THE PROCEEDS TO YOU, UNLESS YOU INSTRUCT US THAT YOU ARE EXCHANGING YOUR CONTRACT. THERE MAY BE ADVERSE TAX CONSEQUENCES OF A SURRENDER. THERE IS NO FEE OR CHARGE TO EXCHANGE YOUR CONTRACT FOR ANOTHER CONTRACT AND YOU MAY BE ABLE TO DO SO ON A TAX-FREE BASIS.

YOUR CONTRIBUTIONS - You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums).

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply the amount you have accumulated to provide Annuity Payments that begin at a future date.

INVESTMENT OPTIONS FOR YOUR ACCOUNT BALANCE - You may allocate your Account Balance to any of the Subaccounts of The American Separate Account 5 (the SEPARATE ACCOUNT) or to our General Account. You may transfer all or any part of your Account Balance among the available Subaccounts and the General Account at any time, without charge. The Subaccounts invest in the following funds or portfolios of mutual funds (the UNDERLYING FUNDS). The prospectuses for the Underlying Funds describe the investment objectives, policies and risks of each of the Underlying Funds. YOU CAN VIEW AT OUR WEBSITE THE CURRENT PROSPECTUS OF EACH UNDERLYING FUND, WHICH INCLUDES INFORMATION ABOUT THE FUNDS' MANAGEMENT FEES AND OTHER EXPENSES YOU WILL BEAR INDIRECTLY.

               AIM V.I. Aggressive Growth Fund (Series II Shares)

                    AIM V.I. Balanced Fund (Series II Shares)

                  AIM V.I. Basic Value Fund (Series II Shares)

                   AIM V.I. Blue Chip Fund (Series II Shares)

              AIM V.I. Capital Appreciation Fund (Series II Shares)

              AIM V.I. Capital Development Fund (Series II Shares)

            AIM V.I. Dent Demographic Trends Fund (Series II Shares)

               AIM V.I. Diversified Income Fund (Series II Shares)

                AIM V.I. Global Utilities Fund (Series II Shares)

             AIM V.I. Government Securities Fund (Series II Shares)

                     AIM V.I. Growth Fund (Series II Shares)

               AIM V.I. Growth and Income Fund (Series II Shares)

                   AIM V.I. High Yield Fund (Series II Shares)

              AIM V.I. International Equity Fund (Series II Shares)

                 AIM V.I. Mid Cap Equity Fund (Series II Shares)

                  AIM V.I. Money Market Fund (Series II Shares)

                 AIM V.I. New Technology Fund (Series II Shares)

                     AIM V.I. Value Fund (Series II Shares)

                    American Century VP Income & Growth Fund

                     American Century VP International Fund

                        American Century VP Ultra(R) Fund

                         American Century VP Value Fund

                         American Century VP Vista Fund

                            Berger IPT - Growth Fund

                         Berger IPT - International Fund

                       Berger IPT - Large Cap Growth Fund

                        Berger IPT - New Generation Fund

                     Berger IPT - Small Company Growth Fund

                           INVESCO VIF - Dynamics Fund

                        INVESCO VIF - Equity Income Fund

                      INVESCO VIF - Financial Services Fund

                            INVESCO VIF - Growth Fund

                       INVESCO VIF - Health Sciences Fund

                          INVESCO VIF - High Yield Fund

                   INVESCO VIF - Real Estate Opportunity Fund

                     INVESCO VIF - Small Company Growth Fund

                          INVESCO VIF - Technology Fund

                      INVESCO VIF - Telecommunications Fund

                         INVESCO VIF - Total Return Fund

                          INVESCO VIF - Utilities Fund

            PIMCO VIT - Foreign Bond Portfolio (Administrative Class)

          PIMCO VIT - High Yield Bond Portfolio (Administrative Class)

   PIMCO VIT - Long-Term U.S. Government Bond Portfolio (Administrative Class)

         PIMCO VIT - Low Duration Bond Portfolio (Administrative Class)

            PIMCO VIT - Money Market Portfolio (Administrative Class)

          PIMCO VIT - Real Return Bond Portfolio (Administrative Class)

          PIMCO VIT - Short-Term Bond Portfolio (Administrative Class)

    PIMCO VIT - StocksPLUS Growth and Income Portfolio (Administrative Class)

         PIMCO VIT - Total Return Bond Portfolio (Administrative Class)

        PIMCO VIT - Total Return Bond Portfolio II (Administrative Class)

                            Royce Micro-Cap Portfolio

                            Royce Small-Cap Portfolio

                          Third Avenue Value Portfolio

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SUBACCOUNT. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to any Subaccount. The value of your Contributions to the Subaccounts will reflect the performance of the Underlying Funds.

We pay a fixed rate of interest on your Account Balance in our General Account, and we may change the rate from time to time. This Prospectus describes the Separate Account and its Subaccounts, but there is a brief description of the General Account under the heading "Our General Account".

STATEMENT OF ADDITIONAL INFORMATION - A Registration Statement relating to the Contracts, which includes a Statement of Additional Information (an SAI) dated December 13, 2001, has been filed with the Securities and Exchange Commission (COMMISSION). The SAI is incorporated into this Prospectus by reference. The SAI's table of contents appears at the end of this Prospectus. You may view the SAI at our Website or by visiting the Commission's website at www.sec.gov.

PROSPECTUSES - This Prospectus contains information about the Contracts that you should know before investing. You should read this Prospectus before you purchase a Contract, and you should keep it for future reference. You should also read the current Underlying Fund prospectuses, which can be viewed at our Website.

THE CONTRACTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR DOES THE FDIC INSURE THEM. THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

DATED:  DECEMBER 13, 2001

                                TABLE OF CONTENTS

                                                                            PAGE
TABLE OF ANNUAL FEES AND EXPENSES                                             1
         Examples                                                             4
         Accumulation Unit Values for the Subaccounts                         6
SUMMARY                                                                       7

ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT                                 12
         Our Separate Account                                                12
UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS                       13
CHARGES YOU WILL PAY                                                         30
         No Sales Charges or Withdrawal Fees                                 30
         No Separate Account and Insurance Charges                           30
         Expenses of the Underlying Funds                                    30
         Premium Taxes                                                       31
         Income Taxes                                                        31
WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS                           31
         Purchase of a Contract; Participation                               31
         Payment of Contributions                                            32
         Systematic Contributions                                            32
         Allocation of Contributions                                         32
HOW TO CONTACT US AND GIVE US INSTRUCTIONS                                   33
         Contacting American Life                                            33
         Security of Electronic Communications with Us                       33
         Confirmation Statements to Owners                                   34
YOUR ACCOUNT BALANCE IN THE SUBACCOUNTS                                      34
Accumulation Units in Subaccounts                                            34
         Calculation of Accumulation Unit Values                             35
         Accumulation Unit Values for Transactions                           35
TRANSFERS OF ACCOUNT BALANCE                                                 36
OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY                       36
         Your Right to Make Withdrawals, including by Specified Payments     36
         How to Tell Us an Amount to Transfer or Withdraw                    37
         Death Benefit Prior to Annuity Commencement Date                    38
         Termination of a Contract                                           39
         When We May Postpone Payments                                       39
YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE                          39
         Amount of Annuity Payments                                          39
         Annuity Commencement Date                                           40
         Available Forms of Annuity                                          40
         Death Benefit After Annuity Commencement Date                       41
         Lump Sum for Small Annuity Payments                                 41
OUR GENERAL ACCOUNT                                                          41
         Scope of Prospectus                                                 41
         General Description                                                 42
         Transfers and Withdrawals                                           42


ADMINISTRATIVE MATTERS                                                       43
         Designation of Beneficiary                                          43
         Miscellaneous Contract Provisions                                   43
PRINCIPAL UNDERWRITER                                                        44
FEDERAL TAX INFORMATION                                                      44
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS                      48
FUNDING AND OTHER CHANGES WE MAY MAKE                                        49
PERFORMANCE INFORMATION FOR THE SUBACCOUNTS                                  49
DEFINITIONS WE USE IN THIS PROSPECTUS                                        50
OUR STATEMENT OF ADDITIONAL INFORMATION                                      52
         Table of Contents of the Statement of Additional Information        52
         How to View the Statement of Additional Information                 52



THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THE CONTRACTS FOR SALE. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN THOSE IN THIS PROSPECTUS. A PROSPECTIVE PURCHASER WHO RECEIVES UNAUTHORIZED INFORMATION OR REPRESENTATIONS MUST NOT RELY ON THEM TO MAKE ANY PURCHASE DECISION.

                        TABLE OF ANNUAL FEES AND EXPENSES

There are no sales charges, withdrawal fees, separate account or insurance "mortality and expense risk" charges deducted from your Contract.

Investment management and other expenses are deducted from amounts that the Separate Account invests in the Underlying Funds. The management fees of an Underlying Fund cannot be increased without the consent of its shareholders.

CONTRACTOWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases           None
Deferred Sales Load                       None
Surrender Fee                             None
Transfer Fee                              None

ANNUAL CONTRACT FEE                       None

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average net assets)

Mortality and Expense Risk Charge         None
Account Fees and Expenses                 None

Total Separate Account Expenses           None

UNDERLYING FUND ANNUAL EXPENSES AFTER WAIVERS/REIMBURSEMENTS
(as a percentage of average net assets)

                                                MANAGEMENT    DISTRIBUTION    OTHER       TOTAL ANNUAL
UNDERLYING FUND                                 FEE           (12b-1) FEE     EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS (SERIES II SHARES):
Aggressive Growth Fund                            0.80%          0.25%          0.31%        1.36%
Balanced Fund                                     0.75%          0.25%          0.36%        1.36%
Basic Value Fund(1)                               0.73%          0.25%          0.57%        1.45%
Blue Chip Fund(2)                                 0.75%          0.25%          0.59%        1.45%
Capital Appreciation Fund                         0.61%          0.25%          0.23%        1.09%
Capital Development Fund                          0.75%          0.25%          0.43%        1.43%
Dent Demographic Trends Fund(3)                   0.85%          0.25%          0.61%        1.45%
Diversified Income Fund                           0.60%          0.25%          0.32%        1.17%
Global Utilities Fund                             0.65%          0.25%          0.41%        1.31%
Government Securities Fund                        0.50%          0.25%          0.79%        1.54%
Growth Fund                                       0.62%          0.25%          0.23%        1.10%
Growth and Income Fund                            0.61%          0.25%          0.22%        1.08%
High Yield Fund                                   0.62%          0.25%          0.55%        1.42%

                                                MANAGEMENT    DISTRIBUTION    OTHER       TOTAL ANNUAL
UNDERLYING FUND                                 FEE           (12b-1) FEE     EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------
International Equity Fund                         0.73%          0.25%          0.31%        1.29%
Mid Cap Equity Fund(4)                            0.73%          0.25%          0.57%        1.45%
Money Market Fund                                 0.40%          0.25%          0.27%        0.92%
New Technology Fund(5)                            1.00%          0.25%          0.40%        1.45%
Value Fund                                        0.60%          0.25%          0.26%        1.11%

AMERICAN CENTURY VP FUNDS
Income & Growth Fund                              0.70%          None           None         0.70%
International Fund                                1.25%          None           None         1.25%
Ultra(R)Fund                                      1.00%          None           None         1.00%
Value Fund                                        0.98%          None           None         0.98%
Vista Fund                                        1.00%          None           None         1.00%

BERGER IPT FUNDS:
Growth Fund(6)                                    0.45%          None           0.55%        1.00%
International Fund(7)                             0.00%          None           1.20%        1.20%
Large Cap Growth Fund                             0.75%          None           0.15%        0.90%
New Generation Fund(8)                            0.00%          None           1.15%        1.15%
Small Company Growth Fund                         0.85%          None           0.13%        0.98%

INVESCO VIF FUNDS:
Dynamics Fund                                     0.75%          None           0.34%        1.09%
Equity Income Fund                                0.75%          None           0.33%        1.08%
Financial Services Fund                           0.75%          None           0.34%        1.09%
Growth Fund(9)                                    0.85%          None           1.00%        1.85%
Health Sciences Fund                              0.75%          None           0.32%        1.07%
High Yield Fund                                   0.60%          None           0.45%        1.05%
Real Estate Opportunity Fund(10)                  0.90%          None           0.83%        1.73%
Small Company Growth Fund(11)                     0.75%          None           0.62%        1.37%
Technology Fund                                   0.72%          None           0.30%        1.02%
Telecommunications Fund                           0.75%          None           0.31%        1.06%
Total Return Fund(12)                             0.75%          None           0.46%        1.21%
Utilities Fund(13)                                0.60%          None           0.62%        1.22%

PIMCO VIT PORTFOLIOS (ADMINISTRATIVE
CLASS):(14)
Foreign Bond                                      0.25%          None           0.66%        0.91%
High Yield Bond                                   0.25%          None           0.50%        0.75%
Long-Term U.S. Government Bond                    0.25%          None           0.40%        0.65%
Low Duration Bond                                 0.25%          None           0.40%        0.65%
Money Market                                      0.15%          None           0.35%        0.50%
Real Return Bond                                  0.25%          None           0.40%        0.65%
Short-Term Bond                                   0.25%          None           0.35%        0.60%
StocksPLUS Growth and Income(15)                  0.40%          None           0.25%        0.65%
Total Return Bond(16)                             0.25%          None           0.40%        0.65%

                                                MANAGEMENT    DISTRIBUTION    OTHER       TOTAL ANNUAL
UNDERLYING FUND                                 FEE           (12b-1) FEE     EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------
Total Return Bond II                              0.25%          None           0.40%        0.65%

ROYCE CAPITAL FUND:
Micro-Cap Portfolio(17/)                          1.02%          None           0.33%        1.35%
Small-Cap Portfolio(18/)                          0.00%          None           1.35%        1.35%

THIRD AVENUE VARIABLE SERIES TRUST:
Third Avenue Value Portfolio(19/)                 0.90%          None           0.40%        1.30%

(1/) The Basic Value Fund's advisor has contractually agreed to waive advisory fees and the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Total Annual Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.45%. Absent this agreement, the Fund's Total Annual Expenses would have been 1.55%.

(2/) The Blue Chip Fund's advisor has contractually agreed to waive advisory fees and the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Total Annual Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.45%. Absent this agreement, the Fund's Total Annual Expenses would have been 1.59%.

(3/) The Dent Demographic Trends Fund's advisor has contractually agreed to waive advisory fees and the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Total Annual Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.45%. Absent this agreement, the Fund's Total Annual Expenses would have been 1.71%.

(4/) The Mid Cap Equity Fund's advisor has contractually agreed to waive advisory fees and the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Total Annual Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.45%. Absent this agreement, the Fund's Total Annual Expenses would have been 1.55%.

(5/) The New Technology Fund's advisor has contractually agreed to waive advisory fees and the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Total Annual Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.45%. Absent this agreement, the Fund's Total Annual Expenses would have been 1.65%.

(6/) Under a written contract, the Growth Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00%. Absent this contract, the Fund's Management Fee and Total Annual Expenses would have been 0.75% and 1.30%, respectively. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(7/) Under a written contract, the International Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. Absent this contract, the Fund's Management Fee, Other Expenses and Total Annual Expenses would have been 0.85%, 1.27% and 2.12%, respectively. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(8/) Under a written contract, the New Generation Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. Absent this contract, the Fund's Management Fee, Other Expenses and Total Annual Expenses would have been 0.85%, 2.67% and 3.52%, respectively. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(9/) Certain expenses of the Growth Fund were absorbed voluntarily by INVESCO Funds Group, Inc., the Fund's investment adviser ("INVESCO"/), pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 were 2.03% and 2.88%, respectively, of the Fund's average net assets.

(10/) Certain expenses of the Real Estate Opportunity Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 were 4.38% and 5.28%, respectively, of the Fund's average net assets.

(11/) Certain expenses of the Small Company Growth Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 were 0.68% and 1.43%, respectively, of the Fund's average net assets.

(12/) Certain expenses of the Total Return Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 were 0.69% and 1.44%, respectively, of the Fund's average net assets.

(13/) Certain expenses of the Utilities Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Expenses for the fiscal year ended December 31, 2000 were 0.81% and 1.41%, respectively, of the Fund's average net assets.

(14/) Fifteen basis points of each PIMCO VIT Portfolio's "Other Expenses" constitutes a "service fee," which is used to reimburse financial intermediaries that provide certain administrative services to the Portfolios. The service fee also is used to reimburse service providers for services in connection with the administration of plans or programs that use the Portfolios as their funding medium and for related expenses.

(15/) Pacific Investment Management Company LLC ("PIMCO"), the Portfolio's investment adviser, has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.26% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(16/) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(17/) Royce & Associates, Inc. ("Royce"), the Fund's investment adviser, has contractually agreed to waive its fee to the extent necessary to maintain the Fund's Total Annual Expenses at or below 1.35% through December 31, 2001. Absent this waiver, the Management Fee and Total Annual Expenses would have been 1.25% and 1.58%, respectively.

(18/) Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund's Total Annual Expenses at or below 1.35% through December 31, 2001 and 2.99% through December 31, 2010. Absent this waiver and reimbursement, the Management Fee, Other Expenses and Total Annual Expenses would have been 1.00%, 2.89% and 3.89%, respectively.

(19/) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceed 1.30% of average daily net assets of the Portfolio, EQSF Advisers, Inc., the Portfolio's investment adviser, is obligated to reimburse the Portfolio in an amount equal to that excess. Absent this reimbursement, "Total Annual Expenses" would have been 2.52%.

EXAMPLES

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance or commence Annuity Payments at the end of the applicable time period.

SUBACCOUNT                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
AIM V.I. SUBACCOUNTS:
Aggressive Growth                                        $14         $42         $73         $161
Balanced                                                 $14         $42         $73         $161
Basic Value                                              $15         $45         $78         $171
Blue Chip                                                $15         $45         $78         $171
Capital Appreciation                                     $11         $34         $59         $130
Capital Development                                      $14         $44         $77         $168
Dent Demographic Trends                                  $15         $45         $78         $171
Diversified Income                                       $12         $36         $63         $139
Global Utilities                                         $13         $41         $71         $155
Government Securities                                    $15         $48         $83         $180
Growth                                                   $11         $34         $59         $131
Growth and Income                                        $11         $34         $58         $129
High Yield                                               $14         $44         $76         $167
International Equity                                     $13         $40         $69         $153
Mid Cap Equity                                           $15         $35         $57         $121
Money Market                                             $ 9         $29         $50         $111
New Technology                                           $15         $45         $78         $171
Value                                                    $11         $35         $60         $133

AMERICAN CENTURY VP SUBACCOUNTS:
Income & Growth                                          $ 7         $22         $38         $ 85
International                                            $12         $39         $67         $148
Ultra                                                    $10         $31         $54         $120
Value                                                    $10         $31         $54         $120
Vista                                                    $10         $31         $54         $120

BERGER IPT SUBACCOUNTS:
Growth                                                   $10         $31         $54         $120
International                                            $12         $38         $65         $143
Large Cap Growth                                         $ 9         $28         $49         $109
New Generation                                           $12         $36         $62         $137


SUBACCOUNT                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
Small Company Growth                                     $10         $31         $53         $118

INVESCO VIF SUBACCOUNTS:
Dynamics                                                 $11         $34         $59         $130
Equity Income                                            $11         $34         $58         $129
Financial Services                                       $11         $34         $59         $130
Growth                                                   $19         $57         $99         $214
Health Sciences                                          $11         $33         $58         $128
High Yield                                               $11         $33         $57         $126

SUBACCOUNT                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
Real Estate Opportunity                                  $17         $54         $92         $201
Small Company Growth                                     $14         $43         $74         $162
Technology                                               $10         $32         $55         $122
Telecommunications                                       $11         $33         $57         $127
Total Return Fund                                        $12         $38         $65         $144
Utilities Fund                                           $12         $38         $66         $145

PIMCO VIT SUBACCOUNTS:
Foreign Bond                                             $ 9         $28         $49         $110
High Yield Bond                                          $ 8         $23         $41         $ 91
Long-Term U.S. Government Bond                           $ 7         $20         $35         $ 79
Low Duration Bond                                        $ 7         $20         $35         $ 79
Money Market                                             $ 5         $16         $27         $ 61
Real Return Bond                                         $ 7         $20         $35         $ 79
Short-Term Bond                                          $ 6         $19         $33         $ 73
StocksPLUS Growth and Income                             $ 7         $20         $35         $ 79
Total Return Bond                                        $ 7         $20         $35         $ 79
Total Return Bond II                                     $ 7         $20         $35         $ 79

ROYCE CAPITAL SUBACCOUNTS:
Micro-Cap                                                $14         $42         $73         $160
Small-Cap                                                $14         $42         $73         $160

THIRD AVENUE SUBACCOUNT:
Value                                                    $13         $40         $70         $154

These examples are to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. Because there are no fees or charges associated with the Contract or the Separate Account, the examples reflect only the expenses of the Underlying Funds, as they were for the year ended December 31, 2000. Actual expenses for periods after 2000 may be greater or less than the expenses on which we based the examples.

We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate does not represent and is not a guarantee of the Subaccounts' past or future investment performance. The expenses shown do not include any premium taxes that may be payable.

ACCUMULATION UNIT VALUES FOR THE SUBACCOUNTS

As of the date of this Prospectus, the Separate Account had no Accumulation Unit value information to report because it had not commenced operations. In the future, this Prospectus will contain information about the Accumulation Unit values of each of the Subaccounts. Accumulation Unit values reflect, among other things, the investment performance and expenses of the Underlying Funds.

                                     SUMMARY

The references in this Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. You will find definitions at the end of this Prospectus under "Definitions We Use in This Prospectus."

OUR CONTRACTS

A Contract allows you to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Contributions to a Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Contributions to a Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Balance, in most circumstances. Refer to "Federal Tax Information".

IMPORTANT INFORMATION CONCERNING YOUR CONTRACT

- You can only purchase the Contract and you can only access documents relating to the Contract and the Underlying Funds electronically. You have no right, under any circumstances, to receive paper documents from us. The only way to get paper copies is to print them from your computer.

- Regular and continuous Internet access is required to access all documents relating to the Contract and the Underlying Funds. You should not invest if you do not have regular and continuous Internet access.

- You can withdraw your consent to our delivering documents electronically. However, withdrawal of consent will terminate our relationship resulting in a surrender of your Contract. Your withdrawal of consent will become effective immediately after our delivery of the confirmation of your surrender transaction.

- There may be adverse tax consequences when you surrender your Contract. The taxable portion of the surrender proceeds will be subject to ordinary income tax and may be subject to a 10% tax penalty. You can avoid these potential adverse tax consequences by making a tax-free exchange of your Contract to another annuity contract in accordance with Section 1035 of the Internal Revenue Code. Consult your tax adviser.

- Current prospectuses and all required reports for the Contract and the Underlying Funds are available at our Website. You should visit the Website regularly. If you do not, you will not be aware of the availability of certain materials relating to your Contract. We post updated prospectuses for the Contract and the Underlying Funds on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual

Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date prospectuses and reports. We have no present intention of deleting any archived prospectus or report, however, we reserve the right to do so at any time upon 30 days' notice to your Personal File.

- We will deliver all other documents electronically to your Personal File. Your Personal File is an electronic folder through which you can access personal documents relating to your Contract, such as transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Personal File at the time you purchase the Contract and we maintain it for you at our Website. You bear the risk of loss if unauthorized persons obtain your user ID and password and conduct any transactions on your behalf.

However, you can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

- You should regularly check your Personal File as you will have no other guaranteed means of knowing that information has been delivered to your Personal File. We may, from time to time, notify you by e-mail that we have delivered documents. However, this is no substitute for regularly checking your Personal File.

- We will allow you to have access to your Personal File even after you revoke your consent to our electronic delivery of documents or otherwise surrender or exchange your Contract. However, we reserve the right to delete your Personal File upon 30 days' notice, which we will deliver to your Personal File. Upon receipt of such a notice, you should consider printing the information held in your Personal File as we will not provide paper copies of any deleted document.

- We have no present intention of deleting documents from your Personal File. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Personal File so that you will have an opportunity to print the documents that are subject to deletion.

- If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or you can e-mail us at service@americanlifeny.com or call us at (800) 853-1968 and we will answer as promptly as we can.

CONTRIBUTIONS DURING THE ACCUMULATION PERIOD

You may make Contributions at whatever times you select.

MINIMUM REQUIRED. The minimum initial Contribution is $1,000 and the minimum additional Contribution is $100. We reserve the right to change these minimums.

HOW TO MAKE CONTRIBUTIONS. You may make Contributions directly to us by check through the mail or by electronic funds transfer from your account.

LIMITS ON CONTRIBUTIONS. Presently, we impose no limit on the total amount of Contributions that you may make to a Contract but we reserve the right to do so in the future. We will not accept Contributions on or after your 91st birthday.

SYSTEMATIC CONTRIBUTIONS. Our Systematic Contributions program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Contributions. Whether you choose monthly or quarterly withdrawals, the minimum amount for each Systematic Contribution is $100.

INVESTMENT OPTIONS FOR YOUR ACCOUNT BALANCE

You may allocate Contributions among one or more of the Subaccounts and the General Account, change your allocation instructions at any time for future Contributions, and transfer all or part of your Account Balance among the available Subaccounts and the General Account at any time.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual rate of at least 3%. In our discretion, we may change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account.

This Prospectus serves as a disclosure document for the Separate Account under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Subaccounts. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Balance to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a "variable option", because you have the investment risk that your Account Balance in the Separate Account will increase or decrease based on the investment performance of the Underlying Fund.

UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT

The Subaccounts currently invest in a number of different Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds in which Our Separate Account Invests" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds, which can be viewed at our Website.

CHARGES UNDER THE CONTRACTS

NO SALES CHARGES OR WITHDRAWAL FEES. We do not deduct any sales charge when you make a Contribution to the Contract, nor do we deduct surrender charges or withdrawal fees when you withdraw amounts from the Contract. However, if you are not 59 1/2, Federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

NO SEPARATE ACCOUNT OR INSURANCE CHARGES. There are no separate account or insurance "mortality and expense risk" charges deducted from the Contract.

PREMIUM TAXES. We reserve the right to deduct from Contributions any applicable state premium taxes.

EXPENSES OF THE UNDERLYING FUNDS. A Subaccount's value is based on the shares of the Underlying Fund it owns. As a result, the investment management fees and other expenses the Underlying Funds pay will reduce the value of the Subaccounts. At our Website, you can view each Underlying Fund's prospectus, which contains a complete description of expenses and deductions from the Underlying Fund's assets.

TRANSFERS AND WITHDRAWALS OF ACCOUNT BALANCE

During the Accumulation Period, you may transfer all or a portion of your Account Balance among the Subaccounts and the General Account. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Your Right to Transfer Among Subaccounts and the General Account".

During the Accumulation Period, you may withdraw all or a portion of your Account Balance. We may take up to seven days following receipt of your withdrawal request to process the request and pay the proceeds attributable to the Subaccounts. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Your Right to Make Withdrawals, including by Specified Payments". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request. Refer to "Our General Account -- Transfers and Withdrawals". We will pay the proceeds of a withdrawal request via electronic funds transfer (EFT) to your account or by paper check.

You may have taxable income upon any withdrawal of your Account Balance. You will be taxed at ordinary income tax rates on the amount withdrawn, to the extent there is gain in your Contract. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances. Refer to "Federal Tax Information".

OUR SPECIFIED PAYMENTS OPTION. You may instruct us to withdraw a certain amount (at least $100) each month from the Subaccounts you name and/or the General Account. You must be age 59 1/2 or older to elect this Option.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS

All allocation changes, transfers and withdrawals must be made through our Website.

CONFIRMATION STATEMENTS. We will send confirmation statements (which may be your quarterly statements) for your allocation changes and for your Contributions, transfers of Account Balance and withdrawals of Account Balance to your Personal File. You must promptly notify us of any error in a confirmation statement, or you will give up your right to have us correct the error. Refer to "How to Contact Us and Give Us Instructions -- Confirmation Statements to Owners".

ANNUITANTS AND BENEFICIARIES

Under the Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by executing and sending to us the online "Change of Beneficiary" form, which can be found at our Website. Refer to "Administrative Matters Under the Contracts -- Designation of Beneficiary".

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant's death.

The death benefit amount will be your Account Balance as of the date we receive proof of your death (or the death of the Annuitant) and the election of the Beneficiary(ies) telling us how we should pay the death benefit. The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. If your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date".

ANNUITY COMMENCEMENT DATE AND AMOUNT OF ANNUITY PAYMENT

You may select the Annuity Commencement Date. Annuity Payments will be fixed at the same amount and will be based on your Account Balance at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the amount of the Annuity Payments, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. Refer to "You May Obtain an

Annuity with Your Account Balance". You may choose to make withdrawals of your Account Balance instead of electing to receive Annuity Payments.

FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the annuity payment period, because the payments continue for the life of the Annuitant. You may select the annuity form when you designate the Annuity Commencement Date. Refer to "You May Obtain an Annuity with Your Account Balance -- Available Forms of Annuity".

CANCELLATION RIGHT

You may surrender a Contract for cancellation within ten days after we have placed the Contract in your Personal File (or a longer period if your state requires it). We will refund all Contributions you allocated to the General Account, plus your Account Balance allocated to the Separate Account on the surrender date or, if your state requires, the greater of your Account Balance or Contributions allocated to the Separate Account.

                  ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT

We are a life insurance company organized in 1955 under the laws of the State of New York. We are authorized to transact business in 50 states, the District of Columbia and the United States Virgin Islands. Our home office is located at 435 Hudson Street, 2nd Floor, New York, New York 10014. As of September 30, 2001, we had total assets of approximately $126.8 million.

Inviva, Inc., a Delaware corporation, is our parent company. Inviva, Inc., through Inviva, LLC, is controlled by David Smilow and Tracey Hecht.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT

We established the Separate Account under a resolution of our Board of Directors adopted on May 4, 2001. The Separate Account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or American Life. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund.

The assets of the Separate Account are our property. The Separate Account assets attributable to Owners' Account Balances and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount's net assets, without regard to the income, capital gains and capital losses from any other Subaccount or from any other business that we conduct.

The Separate Account and American Life are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

             UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public.

You will find more detailed information about the Underlying Funds in their current prospectuses. You can view the current prospectus of each Underlying Fund at our Website. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

AIM V.I. AGGRESSIVE GROWTH FUND (SERIES II SHARES)

The Fund's investment objective is to achieve long-term growth of capital. The fund seeks to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. BALANCED FUND (SERIES II SHARES)

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. The fund seeks to meet its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may invest up to 10% of its total assets in lower-quality debt securities, I.E., "junk bonds." The fund may also invest up to 25% of its total assets in foreign securities. In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

AIM V.I. BASIC VALUE FUND (SERIES II SHARES)

The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. BLUE CHIP FUND (SERIES II SHARES)

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The fund seeks to meet its objectives by investing at least 65% of its total assets in the common stocks of blue chip companies. Blue chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may invest in United States government securities, convertible securities and high-quality debt securities when the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL APPRECIATION FUND (SERIES II SHARES)

The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)

The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND (SERIES II SHARES)

The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

AIM V.I. DIVERSIFIED INCOME FUND (SERIES II SHARES)

The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities; and (4) lower-quality debt securities, I.E., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities. The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. GLOBAL UTILITIES FUND (SERIES II SHARES)

The fund's investment objective is to achieve a high total return. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of domestic and foreign public utility companies. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities, companies that provide energy sources such as coal or uranium, fuel service and equipment companies, companies that provide pollution control for water utilities, and companies that build pipelines or turbines which help produce electricity. The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds." The fund is a non-diversified portfolio. The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. GOVERNMENT SECURITIES FUND (SERIES II SHARES)

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. The fund may also invest up to 20% of its total assets in foreign securities. The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. GROWTH FUND (SERIES II SHARES)

The fund's investment objective is to seek growth of capital. The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may also invest up to 25% of its total assets in foreign securities. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. GROWTH AND INCOME FUND (SERIES II SHARES)

The fund's primary investment objective is growth of capital with a secondary objective of current income. The fund seeks to meet its objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. HIGH YIELD FUND (SERIES II SHARES)

The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing at least 65% of the value of its assets in publicly traded, lower-quality debt securities, I.E., "junk bonds." The fund will invest principally in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. INTERNATIONAL EQUITY FUND (SERIES II SHARES)

The fund's investment objective is to provide long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, I.E., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. MID CAP EQUITY FUND (SERIES II SHARES)

The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap(TM) Index. In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

AIM V.I. MONEY MARKET FUND (SERIES II SHARES)

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including: securities issued by the U.S. Government or its agencies; foreign government obligations; bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; taxable municipal securities; master notes; and cash equivalents. The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks.

AIM V.I. NEW TECHNOLOGY FUND (SERIES II SHARES)

The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing at least 65% of its total assets in equity securities of technology and science companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes. Such companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. The securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. VALUE FUND (SERIES II SHARES)

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The fund seeks to meet its objectives by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund also may invest up to 25% of its total assets in foreign securities. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

AMERICAN CENTURY VP INCOME & GROWTH FUND

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for this Fund, its managers select primarily from the largest 1,500 publicly traded U.S. companies. The managers use quantitative management techniques to construct the portfolio of stocks in a two-step process that draws heavily on computer technology. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. The managers also attempt to create a dividend yield for the Fund that will be greater than that of the S&P 500.

AMERICAN CENTURY VP INTERNATIONAL FUND

The Fund seeks capital growth. Its managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund's managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value. The managers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio.

AMERICAN CENTURY VP ULTRA(R) FUND

The Fund seeks long-term capital growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

AMERICAN CENTURY VP VALUE FUND

The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective. The Fund's managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

AMERICAN CENTURY VP VISTA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

BERGER IPT - GROWTH FUND

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth. Stock selection by the Fund's investment manager focuses on companies believed to have strong growth potential regardless of the company's size.

BERGER IPT - INTERNATIONAL FUND

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies. The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States.

BERGER IPT - LARGE CAP GROWTH FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have the potential for growth. Security selection focuses on the common stocks of companies that have demonstrated a history of growth in revenue and earnings. Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.

BERGER IPT - NEW GENERATION FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with potential for significant revenue and earnings growth. The Fund focuses on leading-edge companies with new ideas, technologies or methods of doing business. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER IPT - SMALL COMPANY GROWTH FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth. The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index.

INVESCO VIF - DYNAMICS FUND

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the investment adviser believes will lead to rapid sales or earnings growth.

INVESCO VIF - EQUITY INCOME FUND

The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down, and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund invests primarily in dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce relatively high levels of income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts. The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment-grade securities.

INVESCO VIF - FINANCIAL SERVICES FUND

The Fund seeks to make an investment grow. It is aggressively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies).

INVESCO VIF - GROWTH FUND

The Fund seeks to make an investment grow. It also seeks current income. The Fund is actively managed. It invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

INVESCO VIF - HEALTH SCIENCES FUND

The Fund seeks to make an investment grow. It is aggressively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

INVESCO VIF - HIGH YIELD FUND

The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks capital appreciation. The Fund invests in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down and vice versa. The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. The rest of the

Fund's assets are invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations.

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND

The Fund seeks to make an investment grow. It also seeks to earn current income. The Fund is aggressively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - SMALL COMPANY GROWTH FUND

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in small-capitalization companies -- those with market capitalizations of $2 billion or less at the time of purchase. The Fund's investment adviser is primarily looking for companies in the developing stages of their life cycles, which are currently priced below the investment adviser's estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

INVESCO VIF - TECHNOLOGY FUND

The Fund seeks to make an investment grow. It is aggressively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - TELECOMMUNICATIONS FUND

The Fund seeks to make an investment grow. It also seeks current income. The Fund is aggressively managed. It invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - TOTAL RETURN FUND

The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund invests primarily in common stocks of companies with a strong history of paying regular dividends. The Fund also invests in debt securities, including obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated among these and other investments at the fund's investment adviser's discretion, based upon current business, economic and market conditions.

INVESCO VIF - UTILITIES FUND

The Fund seeks to make an investment grow. It also seeks current income. The Fund is aggressively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector.

PIMCO VIT - FOREIGN BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The investment adviser selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within a three- to seven-year time frame. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - HIGH YIELD BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of fixed income instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. The Portfolio's investments in fixed income instruments other than U.S. Government Securities are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LOW DURATION BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - MONEY MARKET PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO VIT - REAL RETURN BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

PIMCO VIT - SHORT-TERM BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio will vary based on the investment adviser's forecast for interest rates and will normally not exceed one year. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

PIMCO VIT - STOCKSPLUS GROWTH AND INCOME PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. The investment adviser actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality.

PIMCO VIT - TOTAL RETURN BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - TOTAL RETURN BOND PORTFOLIO II (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

ROYCE MICRO-CAP PORTFOLIO

The Portfolio's investment goal is long-term growth of capital. The investment adviser invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies, those with stock market capitalizations less than $400 million. The investment adviser selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth.

ROYCE SMALL-CAP PORTFOLIO

The Portfolio's primary investment goal is long-term growth of capital, and its secondary goal is current income. The investment adviser invests the Fund's assets primarily in a limited number of equity securities issued by small companies with stock market capitalizations between $400 million and $2 billion. The investment adviser generally looks to invest in companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

THIRD AVENUE VALUE PORTFOLIO

The Portfolio seeks long-term capital appreciation as its investment objective. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Portfolio's investment adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions which could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities.


INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS

A I M ADVISORS, INC. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, serves as each AIM V.I. Fund's investment adviser. AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM has acted as an investment adviser since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 135 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

          H.S. DENT ADVISORS, INC. ("Dent"), located at 6515 Gwin Road, Oakland, California, serves as the subadviser for AIM V.I. Dent Demographic Trends Fund. Dent is responsible for providing AIM with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the Fund. Dent has acted as an investment adviser since 1999.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century"), located at 4500 Main Street, Kansas City, Missouri, is the investment adviser for each of the American Century VP Funds. American Century has been managing mutual funds since 1958. It is responsible for managing the investment portfolios of each of the American Century VP Funds and directing the purchase and sale of their investment securities. American Century also arranges for transfer agency, custody and all other services necessary for the American Century VP Funds to operate.

BERGER LLC ("Berger"), located at 210 University Boulevard, Suite 900, Denver, Colorado, is the investment adviser for each of the Berger IPT Funds. Berger serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business for 27 years. When acting as investment adviser, Berger is responsible for managing the investment operations of the Berger IPT Funds. Berger also provides administrative services to the Berger IPT Funds.

          BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM"), located at 75 Holly Hill Lane, Greenwich, Connecticut and 26 Fitzwilliam Place, Dublin 2, Ireland, is the sub-adviser to the Berger IPT - International Fund. BIAM serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT - International Fund.

INVESCO FUNDS GROUP, INC. ("INVESCO"), located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser for each of the INVESCO VIF Funds. INVESCO was founded in 1932 and manages over $35.9 billion for more than 2,798,779 shareholder accounts in 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Underlying Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). INVESCO is a subsidiary of AMVESCAP PLC.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), located at 840 Newport Center Drive, Suite 300, Newport Beach, California, serves as investment adviser and the administrator for the PIMCO VIT Portfolios. PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2000, PIMCO had approximately $215 billion in assets under management.

ROYCE & ASSOCIATES, INC. ("Royce"), located at 1414 Avenue of the Americas, New York, New York, is investment adviser for the Royce funds and is responsible for their management. Royce has been investing in small-cap securities with a value approach for more than 25 years.

EQSF ADVISERS, INC. ("EQSF"), located at 767 Third Avenue, New York, New York, is the investment adviser for the Third Avenue Value Portfolio. EQSF manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business. EQSF provides investment advisory services to seven other open-end mutual funds with assets in excess of $2.7 billion. EQSF has been an investment adviser for mutual funds since its organization in 1986.


MIXED AND SHARED FUNDING ARRANGEMENTS. In addition to the Separate Account, shares of the Underlying Funds may be sold to separate accounts of a number of different insurance companies, some of which may be affiliated. Those insurance company separate accounts may offer variable annuity contracts, variable life insurance policies, or both.

The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Owners, we will take appropriate action, and we may modify or reduce the Subaccounts available to you.

                              CHARGES YOU WILL PAY

NO SALES CHARGES OR WITHDRAWAL FEES

We do not deduct sales charges when you make a Contribution to the Contract, nor do we deduct surrender or withdrawal fees when you withdraw amounts from the Contract. However, if you are not 59 1/2 , federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

NO SEPARATE ACCOUNT AND INSURANCE CHARGES

There are no separate account or insurance "mortality and expense risk" charges deducted from your Contract. Your Contract guarantees that no separate account or Contract fees and charges will ever be imposed.

EXPENSES OF THE UNDERLYING FUNDS

Owners and the Subaccounts indirectly pay the advisory fees and other expenses of the Underlying Funds. You should refer to "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. Each Underlying Fund's prospectus, which can be viewed at our Website, contains a complete description of the Underlying Fund's fees and expenses.

PREMIUM TAXES

We currently do not deduct state premium taxes from Contributions, unless required by state law. If the Annuitant elects an annuity benefit, we will deduct any applicable state premium taxes from the amount available for the annuity benefit. We reserve the right, however, to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Contributions prior to their allocation among the Subaccounts. Currently, most state premium taxes range from 2% to 4%.

INCOME TAXES

Although we do not currently deduct any charge for income taxes or other taxes that may be attributable to the Separate Account or your Contract, we reserve the right to do so in the future.

               WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS

PURCHASE OF A CONTRACT; PARTICIPATION

We issue Contracts to individuals and to groups. An individual's participation in a group Contract will be evidenced by a "certificate." For purposes of this Prospectus, the term Contract includes certificates. Each purchaser must complete the online Contract application at our Website and make an initial Contribution of at least the minimum required amount. You must be at least 18 years of age and younger than 91 years of age to be eligible to purchase the Contract.

A person to whom we issue a Contract, even if the person names someone else as the Annuitant, is the owner of the Contract and will possess all the rights under the Contract.


ACCEPTANCE OF INITIAL CONTRIBUTIONS. When we receive your completed application, other necessary information and your initial Contribution, we will accept the application and issue the Contract, or reject it, within two business days of receipt.

If you did not properly complete the application, we will retain the Contribution for up to five business days while we attempt to obtain the information necessary to complete the application. We will accept the Contribution within two business days after we receive the completed application.

If we do not receive a completed application for you within five business days, we will return the Contribution at the end of that period unless we obtain your consent to hold the Contribution for a longer period.


We will deliver a confirmation statement to your Personal File at or about the time we accept your initial contribution. You should review this confirmation to ensure the transaction was carried out correctly.

CANCELLATION OF CONTRACT. You may surrender a Contract for cancellation within ten days after we place the Contract in your Personal File by executing a Contract Cancellation form through our Website. The ten day period may be extended as required by law in some states. Transfers between Subaccounts are not permitted during the ten day period (or longer, if required by state law). If you cancel your Contract, we will refund all Contributions you allocated to the General Account, plus your Account Balance in the Separate Account on the date of surrender or, if your state requires, the greater of your Account Balance or your Contributions allocated to the Separate Account. You should consult the Contract for applicable provisions.

PAYMENT OF CONTRIBUTIONS


You may make Contributions directly to us. We will not accept Contributions on or after your 91st birthday. The minimum initial contribution is $1,000. Thereafter, you may make Contributions at whatever intervals and in whatever amounts you select, except that each additional Contribution must be at least $100. (From time to time we may change these minimums.). We do not limit the total amount of Contributions that can be made under the Contract but we reserve the right to do so in the future.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your financial institution and losses that may be incurred as a result of any decline in the value of the canceled purchase.


SYSTEMATIC CONTRIBUTIONS

Our Systematic Contributions program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Contributions. You can enroll in the program, revise your participation in the program or change the bank account from which Contributions will be made through our Website. You or we may end your participation in the program with 30 days' notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Contributions is $100 whether you choose the monthly or quarterly mode. There is no charge to participate in the Systematic Contributions program.

ALLOCATION OF CONTRIBUTIONS

You may allocate Contributions among the Subaccounts and the General Account.


We will allocate a Contribution according to the instructions we currently have on file for you. As explained below under the heading "Your Account Balance In The Subaccounts - Accumulation Unit Values for Transactions," Contributions you allocate to a Subaccount will receive that Subaccount's Accumulation Unit value next computed after our receipt of your Contribution. The following rules apply for determining the date of our receipt of your initial and any subsequent Contributions:

         - If you make a Contribution by check, that Contribution is deemed received by us on the day of receipt if that day is a Valuation Day and we receive the Contribution by close of business on the New York Stock Exchange (NYSE)

                  (currently 4:00 p.m. ET), otherwise your Contribution is deemed received on the next Valuation Day.

         - If you make a Contribution by electronic funds transfer (EFT), that Contribution is deemed received by us on the second Valuation Day after our receipt of your notification of intent to make the Contribution by EFT. For these purposes, if you submit your EFT notification after the close of business on the NYSE on a Valuation Day or at any time on a weekend or holiday, that notification will be deemed received by us on the next Valuation Day.

You can view your current allocation instructions through our Website. You may change your allocation instructions for future Contributions from time to time. You can do this by entering it on our Website. Your allocation instructions must specify the percentage, in any whole percentage from 0% to 100%, of each Contribution to be allocated to each of the Subaccounts or the General Account. The percentages you give us must add up to 100%. You should periodically review your allocations in light of market conditions and your retirement plans and needs.


                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS

CONTACTING AMERICAN LIFE

If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or e-mail us at service@americanlifeny.com or call us at (800) 853-1968 and we will answer as promptly as we can.

You will be able to make all notices, requests and elections required or permitted under the Contracts through our Website.

We may require you to provide certain information to us in paper format. For example, we will require an original copy of the Annuitant's death certificate for purposes of paying the death benefit to your Beneficiary. When required, you should send documents in paper form to the following address:

                 The American Life Insurance Company of New York
                             300 Distillery Commons
                                    Suite 300
                           Louisville, Kentucky 40206

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US

Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, we may enhance our systems.

You will be required to provide your user ID and password to access your Personal File and perform transactions at our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and we are not responsible for fraudulent transactions we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Personal File and to notify us promptly of any unusual activity.

We only honor instructions from someone logged into our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so we will not honor requests for transfers or changes received by e-mail, nor will we send account information through e-mail. All transfers or changes should be made through our secure Website.

If you want to ensure that our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the owner of the server you are connected to. This confirms that you are securely connected to our server.

CONFIRMATION STATEMENTS TO OWNERS

We will send a confirmation statement to your Personal File each time you change your allocation instructions, we receive a new Contribution from you, you transfer any portion of your Account Balance among the Subaccounts or the General Account or you make a withdrawal. The confirmation for a new Contribution or transfer of Account Balance may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction.

                     YOUR ACCOUNT BALANCE IN THE SUBACCOUNTS

ACCUMULATION UNITS IN SUBACCOUNTS

We use Accumulation Units to represent Account Balances in each Subaccount. We separately value the Accumulation Unit for each Subaccount.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.

Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount's investment experience, in the manner described below.

CALCULATION OF ACCUMULATION UNIT VALUES

We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the NYSE). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The Accumulation Unit value of a Subaccount for any Valuation Day is equal to the Accumulation Unit value for the previous Valuation Day multiplied by the ACCUMULATION UNIT VALUE CHANGE FACTOR for that Subaccount on the current day. We determine an ACCUMULATION UNIT VALUE CHANGE FACTOR as follows:

         - First, we take the Subaccount's asset value at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Subaccount during the current Valuation Period.

         - Then, we divide this amount by the Subaccount's asset value at the end of the previous Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

Generally, this means that we adjust Accumulation Unit values to reflect the investment experience of the Underlying Funds. An Underlying Fund's investment experience reflects the deduction of the Fund's fees and charges. Thus, a Subaccount's Accumulation Unit value is affected by the Underlying Fund's fees and charges.

ACCUMULATION UNIT VALUES FOR TRANSACTIONS

When you allocate Contributions to a Subaccount or transfer any Account Balance to a Subaccount, we credit Accumulation Units to your Account Balance. When you withdraw or transfer any Account Balance from a Subaccount, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the Contribution or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the NYSE on that business day).

We calculate the number of Accumulation Units for a particular Subaccount by dividing the dollar amount you have allocated to, or withdrawn from, that Subaccount during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to two decimal places.

                          TRANSFERS OF ACCOUNT BALANCE

You may transfer all or a portion of your Account Balance among the Subaccounts and between the Separate Account and the General Account. There are no tax consequences to you for transfers.

You may transfer your Account Balance at any time but only through our Website. Please take into account transmittal time, as heavy traffic on the Internet may limit Website availability or Website response. The amount transferred must be at least $100 in total. Your user ID and password are required to effect a transfer. We will honor transfer instructions from any person who provides correct identifying information and we are not responsible for fraudulent transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

All transfers will be confirmed to your Personal File. A transfer request does not change the allocation of current or future Contributions among the Subaccounts and the General Account.

             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY

YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SPECIFIED PAYMENTS

You may withdraw your Account Balance, in whole or in part, at any time during the Accumulation Period. A full withdrawal results in the surrender of your Contract. Your revocation of consent to electronic delivery of documents will be treated by us as a request to surrender the Contract in full and we will pay the proceeds as described below, unless you instruct us that you are exchanging the Contract for another contract.

All withdrawals must be made through our Website. We will pay the proceeds of a withdrawal via electronic funds transfer (EFT) to your bank account or by paper check. We may take up to seven days following receipt of your withdrawal request to process the request. Withdrawals may result in adverse tax consequences to you. See "Income Tax Consequences of Withdrawals" below. You can avoid potential adverse tax consequences of a surrender by making a tax-free exchange of your Contract in accordance with Section 1035 of the Code. Consult your tax adviser.

SPECIFIED PAYMENTS OPTION. If you have reached age 59 1/2, you may elect to make withdrawals of Account Balance by telling us a set amount to be withdrawn each month. You must specify an amount, which may not be less than $100, and must tell us whether withdrawals should be taken from the Subaccounts, the General Account or both. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have named someone else as the Annuitant. We will send Specified Payments to the account designated on our Website via electronic funds transfer (EFT). There is no charge for the Specified Payments option.

When you are receiving Specified Payments, you may not make Contributions. However, you may transfer Account Balance among Subaccounts and the General Account and make other withdrawals during this time.

Specified Payments will continue until the earliest of (a) your death; (b) our receipt of your request through our Website to change or end the Specified Payments; (c) the decline in your Account Balance (or in the General Account or in any Subaccount that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or (d) your Annuity Commencement Date.

INCOME TAX CONSEQUENCES OF WITHDRAWALS. You should consider the possible adverse Federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (see "Federal Tax Information").

PENALTY TAX ON TAXABLE PORTION OF WITHDRAWALS. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless one of the following exceptions applies:

          -    you have reached age 59 1/2,

          -    you are disabled or have died,

          - the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

          - in certain other circumstances. Refer to "Federal Tax Information" for a listing of circumstances when the penalty is not due.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

          - the dollar amount to be taken from each Subaccount and the General Account,

          - for the Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or

          - the percentage of your Account Balance in a particular Subaccount or in the General Account to be transferred or withdrawn.

For transfers, you also must specify where you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE

During the Accumulation Period, we will pay a death benefit to your Beneficiary upon your death or, when you are not the Annuitant, upon the death of either you or the Annuitant, whichever comes first.

A death benefit claim can be made in writing, by telephone or electronically. We will pay the death benefit after we have received:

          -    due proof of your or, if different, the Annuitant's death;

          - notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

          - all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below).

FORM OF PAYMENT OF DEATH BENEFIT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments. We will pay the death benefit in a lump sum if the Beneficiary fails to elect a form of death benefit. The Code imposes special requirements on the payment of a death benefit, as described below. A Beneficiary who wishes to elect a payout option other than a lump sum must consent to receive electronically all documents and reports relating to your Contract.

In general, any method of distribution that your Beneficiary selects must comply with one of the following.

(a) FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after your death (or the Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

(b) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

(c) BENEFICIARY IS YOUR ELIGIBLE SPOUSE. Your spouse may be able to continue the Contract. When you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Owner for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Owner and the death benefit distribution requirements will not apply until the spouse's death.

TERMINATION OF A CONTRACT

We may, in our sole discretion, return your Account Balance and terminate a Contract prior to the Annuity Commencement Date if:

          -    you have not made Contributions for three consecutive years,

          -    your Account Balance is less than $500, and

          -    you have reached the age 59 1/2.

Before we elect to terminate a Contract, we will notify you of our intention to do so by placing a message in your Personal File and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. You should check your Personal File regularly. We will pay your Account Balance to you in a single sum if we terminate your Contract.

WHEN WE MAY POSTPONE PAYMENTS

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

          - The NYSE is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

          - The Commission by order permits postponement for the protection of Owners; or

          - An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

               YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE

AMOUNT OF ANNUITY PAYMENTS

At your Annuity Commencement Date, we will apply your Account Balance to purchase a stream of Annuity Payments (an annuity). Once Annuity Payments have begun, you cannot change the annuity form you have selected nor make Contributions, transfers or withdrawals under the Contract. You may elect to receive your Account Balance by making partial or full withdrawals, including under the Specified Payments option, instead of receiving Annuity Payments. See "Your Right to Make Withdrawals, including by Specified Payments".

The dollar amount of each of your Annuity Payments will be fixed and we guarantee to make those Payments according to the form of annuity you select. The amount of the Annuity Payments depends only on the annuity form you choose, the applicable annuity purchase rates and your Account Balance. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract.

We will send Annuity Payments directly to the Annuitant's bank account through electronic funds transfer (EFT).

ANNUITY COMMENCEMENT DATE

You must notify us, through our Website, of the Annuity Commencement Date in advance, according to our procedures. You may elect an Annuity Commencement Date that is no earlier than the first day of the first calendar month following the purchase of the Contract and no later than the first day of the month in which you turn 91 years of age.

AVAILABLE FORMS OF ANNUITY

You may select or change the form of annuity at any time prior to 30 days before your Annuity Commencement Date.

You may choose a form of annuity from the following list. You can choose to have us make monthly, quarterly or annual Annuity Payments. You will be the Annuitant, unless you named someone else as the Annuitant.

TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the later of the month of the Annuitant's death and the end of 10 years (the certain period). If the Annuitant dies before the end of the 10 year certain period, the Annuitant's Beneficiary will receive the Annuity Payments until the end of the 10 year period. If the Beneficiary dies before the end of the 10 year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

JOINT AND 66 2/3% SURVIVOR LIFE WITH 10 YEAR PERIOD CERTAIN FORM. This annuity form provides a Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the 10 year period, payments continue in the amount last paid until the end of 10 years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically and reverts to the Ten Years Certain and Continuous Form.

FULL CASH REFUND FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the month of the Owner's death. If the aggregate amount of the Annuity Payments that we made to you is less than your Account Balance at the Annuity Commencement Date, we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

PERIOD CERTAIN AND CONTINUOUS ANNUITY. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

JOINT AND SURVIVOR LIFE WITH PERIOD CERTAIN ANNUITY. Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or 100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

JOINT AND SURVIVOR LIFE ANNUITY. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

NON-REFUND LIFE ANNUITY. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE

If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See "Available Forms of Annuity" above.

LUMP SUM FOR SMALL ANNUITY PAYMENTS

If the annuity benefit payable would be less than $240 each year, we may elect to pay the present value of the annuity benefit in a single payment to the payee.

                               OUR GENERAL ACCOUNT

SCOPE OF PROSPECTUS

This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

Amounts that you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Owners allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.


From time to time, we declare rates at which we will credit interest to Owners' Account Balances in the General Account. We guarantee that this rate will never be less than an effective annual rate of 3%. We are not obligated to credit interest in excess of 3% per year. In our sole discretion, we may credit a higher or lower rate of interest to Account Balances in the General Account than are presently being credited. The rate of interest you will earn on assets you allocate to the General Account is guaranteed for three months from the date you make the allocation. This means your interest rate will not change even if we declare an interest rate during your three month guarantee period that is higher or lower than the one being credited to your Account Balance in the General Account. No later than seven business days prior to the end of your three month guarantee period, we will notify you as to the applicable interest rate for your next three month guarantee period should you choose to leave the assets invested in the General Account. At any time during a three month period, you may transfer from the General Account without any penalty.


TRANSFERS AND WITHDRAWALS

You may transfer any portion of your Account Balance to or from the General Account and may withdraw any portion of your Account Balance from the General Account prior to the Annuity Commencement Date. See "Your Right to Transfer Among Subaccounts and the General Account" and "Your Right to Make Withdrawals, including by Specified Payments" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                             ADMINISTRATIVE MATTERS

DESIGNATION OF BENEFICIARY

You may designate one or more persons as your Beneficiary(ies). You may change a Beneficiary while you are living, either before or after the Annuity Commencement Date, by executing and sending to us the online "Change of Beneficiary" form, which can found at our Website. The designation or change in designation will take effect when we receive the notice, whether or not you are living at the time we receive it. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period or the Annuitant's death, if different, or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, we will pay a lump sum or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

         -        your spouse;

         -        your children;

         -        your parents; and

         -        your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

MISCELLANEOUS CONTRACT PROVISIONS

ASSIGNMENT OF CONTRACTS. You may assign your Contract. However, it can be assigned only to someone who has consented to electronic delivery of all documents related to the Contract. Your assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. We cannot assume any responsibility for the validity or effect of any assignment.

MODIFICATION OR AMENDMENT OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs an agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us by means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or your Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. You must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by you. We may rely on reports and other information furnished by or on your behalf and are not obligated to inquire as to the accuracy or completeness of such reports and information.

                              PRINCIPAL UNDERWRITER

The principal underwriter of the Contracts is Inviva Securities Corporation, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Inviva Securities Corporation's address is 300 Distillery Commons, Suite 300, Louisville, Kentucky 40206. We are affiliated with Inviva Securities Corporation because we are both wholly-owned subsidiaries of Inviva, Inc.

                             FEDERAL TAX INFORMATION

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE

The description below of the current federal tax status and consequences for Owners under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the Federal tax provisions.

For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

PAYMENTS UNDER ANNUITY CONTRACTS GENERALLY

Section 72 of the Code describes the income taxation of Annuity Payments. We intend that the provisions of Section 72 will apply to payments we make under your Contract.

The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Balance until you withdraw or otherwise receive such amounts. If the owner of a Contract is not a natural person, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.

When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an INVESTMENT IN THE CONTRACT, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn.

The following are general concepts, and you should refer to the discussions below for your type of Contract.

- If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

- If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

- The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

- The exclusion ratio is a method of determining the percentage of a distribution that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your expected return from the Contract.

- The expected return is the present (or discounted) value of the Annuity Payments or other periodic payments we expect to make to you.

DISTRIBUTIONS UNDER A CONTRACT

ANNUITY PAYMENTS. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution.

After we make Annuity Payments or other periodic distributions for a sufficient period of time, you will receive back all of your investment in the contract. Thereafter, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that an Owner whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method.

WITHDRAWALS. If you make cash withdrawals, you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the Contract before you may recover the investment in the Contract. A different method may be applicable for withdrawals under Contracts issued on or before August 14, 1982 (see "Obtaining Tax Advice").

LUMP SUM PAYMENTS. If you receive a single lump sum payment, you must include in gross income, for the tax year in which you receive the lump sum, the difference between the amount of the lump sum payment and the amount of your investment in the contract.

PENALTY TAXES FOR WITHDRAWALS

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.

WHEN NO PENALTY TAX IS DUE

The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

     1.   You have died or become disabled;

     2. The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary;

     3. The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

     4. The Contract was purchased in conjunction with a plan that meets the requirements of Section 401(a) of the Code or was issued under an IRA (but such payment may be subject to a similar tax applicable to premature distributions from such retirement plans);

     5.   The withdrawal is under an immediate annuity contract; or

     6. The Contract was purchased for an employee by a plan upon its termination, provided the plan met the requirements of Section 401(a) or Section 403(a) of the Code.

For premature payments received under Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see "Obtaining Tax Advice").

ESTATE TAXES; TAX LIABILITY OF BENEFICIARY FOR DEATH BENEFIT

The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes in most circumstances. An exception to this rule may apply for a Contract if you did not own or control the Contract at the time of (and for a period before) death. See "Obtaining Tax Advice."

A Beneficiary will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called "income in respect of a decedent" (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if Federal withholding is applicable. In some instances, you may elect to have us not withhold Federal income tax.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will advise you (or your Beneficiary) of possible elections to be made.

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid election not to have Federal income tax withheld. You may, at any time, revoke an election not to withhold. If you revoke an election, we will begin withholding.

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).

     - For Annuity Payments, we will withhold Federal tax in accordance with the Annuitant's withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold Federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.

     - For most withdrawals, we will withhold Federal tax at a flat 10% rate of the amount withdrawn.

DIVERSIFICATION OF INVESTMENTS

For a Contract to be treated as an annuity for federal income tax purposes, the investments of the Subaccounts must be adequately diversified in accordance with the Code. The diversification requirements do not apply to Individual Retirement Annuity Contracts. If the Separate Account or a Subaccount failed to comply with these diversification standards, a Contract would not be treated as an annuity contract for Federal income tax purposes and the Owner would generally be taxable currently on the excess of the Account Balance over the Contributions to the Contract.

Although we may not control the investments of the Subaccounts or the Underlying Funds, we expect that the Subaccounts and the Underlying Funds will comply with such regulations so that the Subaccounts will be considered "adequately diversified." Owners bear the risk that the entire Contract could be disqualified as an annuity under the Code due to the failure of the Separate Account or a Subaccount to be deemed to be adequately diversified.

OWNER CONTROL

In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxed on the income and gains produced by those investments. We do not believe that an Owner of a Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Contract as may be required to maintain favorable tax treatment.

             YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Owners. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Owners. We will determine the number of Accumulation Units attributable to each Owner for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Owner who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us. We will send this information to your Personal File and advise you how you can return your voting instructions to us. You should check your Personal File regularly for proxies.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the 1940 Act is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

                      FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the Subaccounts and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Owners or regulatory authorities, if required. We may:

-    create new investment funds of the Separate Account at any time;

- to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

- substitute a new portfolio or fund for the Underlying Fund in which a Subaccount invests;

- create additional separate accounts or combine any two or more accounts including the Separate Account;

- transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

- operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

-    deregister the Separate Account under the 1940 Act; and

- operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

                   PERFORMANCE INFORMATION FOR THE SUBACCOUNTS

From time to time, we include quotations of a Subaccount's total return in advertisements, sales literature or reports to Owners. Total return figures for a Subaccount show historical performance assuming a hypothetical investment and that amounts under a Contract were allocated to the Subaccount when it commenced operations. Total return figures do not indicate future performance.

     - Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested.

     - Total return for a Subaccount will vary based on the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

                      DEFINITIONS WE USE IN THIS PROSPECTUS

ACCOUNT BALANCE -- The value of an Owner's Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Owner, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD -- For an Owner, the period under a Contract when Contributions are made or held for the Owner. The Accumulation Period ends at the Annuity Commencement Date, or the date the Owner withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT -- A measure we use to calculate the value of an Owner's interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.

ANNUITANT -- A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE -- The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. An Owner, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. The Owner's Account Balance is used to provide Annuity Payments.

ANNUITY PAYMENTS -- A series of equal payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES) -- The person(s) named by an Owner to receive (1) the death benefit under the Contract if during the Accumulation Period the Owner dies (or if the Owner is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE -- The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S) -- The flexible premium deferred annuity contract (or contracts) described in this Prospectus, or the certificate(s) under a Contract issued on a group basis.

CONTRIBUTIONS -- Amounts contributed from time to time under a Contract during the Accumulation Period.

ELIGIBLE SPOUSE -- The person to whom an Owner or Annuitant is legally married.

GENERAL ACCOUNT -- Assets we own that are not in a separate account, but rather are held as part of our general assets in the three month guaranteed interest division of our General Account. Amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

OWNER -- The person to whom we issued a Contract. If a Contract is issued on a group basis, the term "Owner" also refers to the individual whose participation in the group Contract is evidenced by a certificate.

SEPARATE ACCOUNT -- The American Separate Account 5, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SUBACCOUNT -- One of the divisions of the Separate Account. Each Subaccount's name corresponds to the name of the Underlying Fund in which it invests.

UNDERLYING FUNDS -- The funds or portfolios in which the Subaccounts invest.

VALUATION DAY -- Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD -- A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.

WE, US, OUR -- Refer to The American Life Insurance Company of New York.

WEBSITE -- Means our Internet address at https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly through this Prospectus as all references to our Internet address are inactive, textual references only.

YOU, YOUR -- Refer to an Owner.

                   OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contract and our operations.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Distribution of the Contracts                                  B-2
Calculation of Accumulation Unit Values                        B-2
Yield and Performance Information                              B-2
Safekeeping of Separate Account Assets                         B-12
State Regulation                                               B-13
Periodic Reports                                               B-13
Legal Proceedings                                              B-14
Legal Matters                                                  B-14
Experts                                                        B-14
Additional Information                                         B-14
Financial Statements                                           B-14


HOW TO VIEW THE STATEMENT OF ADDITIONAL INFORMATION

The SAI, dated December 13, 2001 may be viewed at our Website.

The Securities and Exchange Commission has a website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's website. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

                                     PART B

                         THE AMERICAN SEPARATE ACCOUNT 5

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                     VARIABLE ACCUMULATION ANNUITY CONTRACTS
                                    ISSUED BY
                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014


This Statement of Additional Information (SAI) expands upon subjects we discuss in the current prospectus for the Flexible Premium Deferred Annuity Contracts that we offer through our Website, whose Internet address is https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly from this SAI as all references to our Website address in this SAI are inactive, textual references only.

The prospectus to which this SAI relates is available through our Website. The prospectus, dated December 13, 2001, contains definitions of various terms, and we incorporate those terms by reference into this SAI. For the definitions of those and other terms used in the SAI, please refer to the prospectus.

This SAI is not a prospectus and you should read it in conjunction with the prospectus for the Contracts.

TABLE OF CONTENTS

Distribution of the Contracts                                  B-2
Calculation of Accumulation Unit Values                        B-2
Yield and Performance Information                              B-2
Safekeeping of Separate Account Assets                         B-12
State Regulation                                               B-13
Periodic Reports                                               B-13
Legal Proceedings                                              B-14
Legal Matters                                                  B-14
Experts                                                        B-14
Additional Information                                         B-14
Financial Statements                                           B-14


Dated: December 13, 2001

DISTRIBUTION OF THE CONTRACTS

Inviva Securities Corporation (formerly, Concorde Investment Group, Inc.), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 300 Distillery Commons, Suite 300, Louisville, Kentucky 40206. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor.

CALCULATION OF ACCUMULATION UNIT VALUES

When an Owner allocates or transfers Account Balance to a Subaccount, the Owner's interest in the Subaccount is represented by Accumulation Units. Each Subaccount's Accumulation Units have a different value, based on the value of the Subaccount's investment in shares of the related Underlying Fund and the charges, if any, we deduct from the Separate Account. To determine the change in a Subaccount's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Value Change Factor. As described in the prospectus, the Accumulation Unit Value Change Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) where:

(a) equals the asset value of the Subaccount at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Subaccount during the current Valuation Period, and

(b) equals the asset value of the Subaccount at the end of the preceding Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

YIELD AND PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNTS

From time to time, we may include in advertisements, sales literature or shareholder reports quotations of yield of money market subaccounts. Any current yield quotation for a money market subaccount that is subject to Rule 482 under the Securities Act of 1933 will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Owner accounts, if any, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. Effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotation of the subaccount.

For the seven-day period ending December 31, 2000, the AIM V.I. Money Market Subaccount had no current or effective yield to report because it had not commenced operations. For the seven-day period ended December 31, 2000, the current yield and effective yield of the AIM V.I.

Money Market Fund, the Underlying Fund in which the Subaccount invests, was 5.96% and 6.02%, respectively.

For the seven-day period ending December 31, 2000, the PIMCO VIT Money Market Subaccount had no current or effective yield to report because it had not commenced operations. For the seven-day period ended December 31, 2000, the current yield and effective yield of the PIMCO VIT Money Market Portfolio, the Underlying Fund in which the Subaccount invests, was 6.35% and 6.45%, respectively.

A money market subaccount's current yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Underlying Fund's portfolio, portfolio quality and average maturity, changes in interest rates and the Underlying Fund's expenses. Although a money market subaccount determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Underlying Fund's net asset value will remain constant. It should be noted that an Owner's investment in the AIM V.I. Money Market Subaccount is not guaranteed or insured. Yields of other money market subaccounts and funds may not be comparable if a different base period or another method of calculation is used.

BOND SUBACCOUNTS

From time to time, we may include in advertisements, sales literature or shareholder reports quotations of yield of the Subaccounts that invest in Underlying Funds, which, in turn, invest primarily in debt securities. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Subaccount at the end of the period.

SUBACCOUNT TOTAL RETURN

From time to time, we may include quotations of a Subaccount's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A. Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of an Underlying Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Underlying Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)(1/n) - 1

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B. Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1.

Where:

C = Cumulative Total Return

P = hypothetical initial payment of $1,000

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

In addition to showing performance information for Subaccounts, we may include quotations of an Underlying Fund's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the same manner in which a Subaccount's total return is calculated, as described above. Underlying Fund performance may be shown for periods that pre-date the inception of the corresponding Subaccounts.

As of the date of this SAI, the Subaccounts had no Average Annual Total Return or Cumulative Total Return quotations to report because the Separate Account had not commenced operations. When this information becomes available, we will report it in the tables below. Average Annual Total Returns and Cumulative Total Returns were, however, available for the Underlying Funds in which the Subaccounts invest. That information is reported below.

                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                    LIFE            INCEPTION
SUBACCOUNT                                       1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
----------                                       ------      -------    --------    -------------   ----
AIM V.I.:

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Aggressive Growth                                n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Balanced                                         n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Basic Value                                      n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Blue Chip                                        n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Capital Appreciation                             n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Capital Development                              n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Dent Demographic Trends                          n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Diversified Income                               n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Global Utilities                                 n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Government Securities                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Growth                                           n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Growth and Income                                n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
High Yield                                       n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
International Equity                             n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Mid Cap Equity                                   n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Money Market                                     n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
New Technology                                   n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Value                                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
AMERICAN CENTURY VP:

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Income & Growth                                  n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
International                                    n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Ultra                                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Value                                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Vista                                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
BERGER IPT:

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Growth                                           n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
International                                    n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Large Cap Growth                                 n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
New Generation                                   n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Small Company Growth                             n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
INVESCO VIF:

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Dynamics                                         n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Equity Income                                    n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Financial Services                               n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Growth                                           n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Health Sciences                                  n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
High Yield                                       n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Real Estate Opportunity                          n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Small Company  Growth                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Technology                                       n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Telecommunications                               n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Total Return                                     n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Utilities                                        n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

                                                                                    LIFE            INCEPTION
SUBACCOUNT                                       1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
----------                                       ------      -------    --------    -------------   ----
PIMCO VIT:
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Foreign Bond                                     n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
High Yield Bond                                  n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Long-Term U.S. Government Bond                   n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Low Duration Bond                                n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Money Market                                     n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Real Return Bond                                 n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Short-Term Bond                                  n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
StocksPLUS Growth and Income                     n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Total Return Bond                                n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Total Return Bond II                             n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
ROYCE:

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Micro-Cap                                        n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Small-Cap                                        n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
THIRD AVENUE:

------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------
Value                                            n/a         n/a        n/a         n/a
------------------------------------------------ ----------- ---------- ----------- --------------- ---------------

                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                      LIFE             INCEPTION
SUBACCOUNT                                      1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
----------                                      ------      -------    --------       -------------    ----
AIM V.I.:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Aggressive Growth                               n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Balanced                                        n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Basic Value                                     n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Blue Chip                                       n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Capital Appreciation                            n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Capital Development                             n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Dent Demographic Trends                         n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Diversified Income                              n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Global Utilities                                n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Government Securities                           n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Growth                                          n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Growth and Income                               n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
High Yield                                      n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
International Equity                            n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Mid Cap Equity                                  n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Money Market                                    n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
New Technology                                  n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Value                                           n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
AMERICAN CENTURY VP:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Income & Growth                                 n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
International                                   n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Ultra                                           n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Value                                           n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Vista                                           n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
BERGER IPT:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Growth                                          n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
International                                   n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Large Cap Growth                                n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
New Generation                                  n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Small Company Growth                            n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
INVESCO VIF:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Dynamics                                        n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Equity Income                                   n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Financial Services                              n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Growth                                          n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Health Sciences                                 n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
High Yield                                      n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Real Estate Opportunity                         n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Small Company Growth                            n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Technology                                      n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Telecommunications                              n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Total Return                                    n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

                                                                                      LIFE             INCEPTION
SUBACCOUNT                                      1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
----------                                      ------      -------    --------       -------------    ----

Utilities                                       n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
PIMCO VIT:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Foreign Bond                                    n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
High Yield Bond                                 n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Long-Term U.S. Government Bond                  n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Low Duration Bond                               n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Money Market                                    n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Real Return Bond                                n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Short-Term Bond                                 n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
StocksPLUS Growth and Income                    n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Total Return Bond                               n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Total Return Bond II                            n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
ROYCE:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Micro-Cap                                       n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Small-Cap                                       n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
                                                n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
THIRD AVENUE:

----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------
Value                                           n/a         n/a        n/a            n/a
----------------------------------------------- ----------- ---------- -------------- ---------------- --------------

                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2000


UNDERLYING FUND                                  1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND   INCEPTION DATE
---------------                                  ------       -------     --------    ------------   --------------
AIM V.I.:1/

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Aggressive Growth                                2.60%        n/a         n/a         15.54%         05/01/98
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Balanced                                         (4.20)%      n/a         n/a         10.07%         05/01/98
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Basic Value                                      n/a          n/a         n/a         n/a            10/10/01
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Blue Chip                                        (8.18)%      n/a         n/a         (8.14)%        12/29/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Capital Appreciation                             (10.91)%     15.45%      n/a         17.37%         05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Capital Development                              9.25%        n/a         n/a         10.48%         05/01/98
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Dent Demographic Trends                          (17.90)%     n/a         n/a         (17.81)%       12/29/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Diversified Income                               0.69%        4.28%       n/a         5.23%          05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Global Utilities                                 (2.28)%      15.69%      n/a         15.08%         05/02/94
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Government Securities                            10.12%       5.31%       n/a         5.37%          05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Growth                                           (20.49)%     16.66%      n/a         16.13%         05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Growth and Income                                (14.56)%     17.17%      n/a         17.66          05/02/94
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
High Yield                                       (10.01)%     n/a         n/a         (6.87)%        05/01/98
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
International Equity                             (26.40)%     11.09%      n/a         11.62%         05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Mid Cap Equity                                   n/a          n/a         n/a         n/a            10/10/01
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Money Market                                     5.83%        5.13%       n/a         4.76%          05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
New Technology                                   (36.29)%     17.04%      n/a         17.37%         10/18/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Value                                            (14.65)%     15.87%      n/a         17.33%         05/05/93
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
AMERICAN CENTURY VP:

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Income & Growth                                  (10.62)%     n/a         n/a         12.28%         10/30/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
International                                    (16.83)%     17.07%      n/a         13.52%         05/01/94
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Ultra                                            n/a          n/a         n/a         n/a            05/01/01
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Value                                            18.14%       n/a         n/a         12.59%         05/01/96
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Vista                                            n/a          n/a         n/a         n/a            10/05/01
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
BERGER IPT:

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Growth                                           (17.51)%     n/a         n/a         11.90%         05/01/96
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
International                                    (10.18)%     n/a         n/a         8.31%          05/01/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Large Cap Growth                                 (10.75)%     n/a         n/a         21.38%         05/01/96
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
New Generation                                   n/a          n/a         n/a         (40.80)%       05/01/00
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Small Company Growth                             (6.55)%      n/a         n/a         18.37%         05/01/96
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
INVESCO VIF:

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Dynamics                                         (3.55)%      n/a         n/a         20.18%         08/25/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Equity Income                                    4.87%        16.83%      n/a         17.78%         08/10/94
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Financial Services                               24.80%       n/a         n/a         29.01%         09/21/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Growth                                           (23.24)%     n/a         n/a         12.24%         08/25/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Health Sciences                                  30.54%       n/a         n/a         23.73%         05/22/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
High Yield                                       (11.68)%     6.00%       n/a         7.50%          05/27/94
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Real Estate Opportunity                          28.63%       n/a         n/a         3.03%          04/01/98
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Small Company  Growth                            (14.98)%     n/a         n/a         20.59%         08/25/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Technology                                       (23.42)%     n/a         n/a         33.73%         05/21/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Telecommunications                               (26.17)%     n/a         n/a         16.41%         09/21/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Total Return                                     (2.17)%      7.38%       n/a         9.19%          06/02/94
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Utilities                                        5.28%        16.97%      n/a         15.64%         01/03/95
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------

UNDERLYING FUND                                  1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND   INCEPTION DATE
---------------                                  ------       -------     --------    ------------   --------------
PIMCO VIT:

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Foreign Bond                                     8.36%        n/a         n/a         3.95%          02/16/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
High Yield Bond                                  (0.86)%      n/a         n/a         1.47%          04/30/98
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Long-Term U.S.Government Bond                    21.24%       n/a         n/a         9.33%          04/30/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Low Duration Bond                                7.41%        n/a         n/a         5.31%          02/16/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Money Market                                     6.01%        n/a         n/a         5.86%          09/30/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Real Return Bond                                 14.11%       n/a         n/a         11.09%         09/30/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Short-Term Bond                                  6.42%        n/a         n/a         6.20%          09/30/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
StocksPLUS Growth and Income                     (9.50)%      n/a         n/a         12.19%         12/31/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Total Return Bond                                10.15%       n/a         n/a         5.97%          12/31/97
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Total Return Bond II                             11.30%       n/a         n/a         7.93%          05/28/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
ROYCE:

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Micro-Cap                                        18.55%       n/a         n/a         17.65%         12/27/96
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Small-Cap                                        33.33%       n/a         n/a         16.70%         12/27/96
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
THIRD AVENUE:

------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
Value                                            40.52%       n/a         n/a         38.85%         09/14/99
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------
------------------------------------------------ ------------ ----------- ----------- -------------- -----------------


1/ Series II shares of the AIM V.I. Funds, except for the Basic Value and Mid Cap Equity Funds, were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"). The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of each Fund).

                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2000

                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
---------------                                    ------       -------     --------     -------        ----
AIM V.I.:1/

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Aggressive Growth                                  2.60%        n/a         n/a          47.03%         05/01/98
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Balanced                                           (4.20)%      n/a         n/a          29.18%         05/01/98
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Basic Value                                        n/a          n/a         n/a          n/a            10/10/01
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Blue Chip                                          (8.18)%      n/a         n/a          (8.18)%        12/29/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Capital Appreciation                               (10.91)%     105.14%     n/a          240.90%        05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Capital Development                                9.25%        n/a         n/a          30.45%         05/01/98
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Dent Demographic Trends                            (17.90)%     n/a         n/a          (17.90)%       12/29/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Diversified Income                                 0.69%        23.31%      n/a          47.76%         05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Global Utilities                                   (2.28)%      107.25%     n/a          154.98%        05/02/94
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Government Securities                              10.12%       29.53       n/a          49.21%         05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Growth                                             (20.49)%     116.06%     n/a          214.24%        05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Growth and Income                                  (14.56)%     120.86%     n/a          195.61%        05/02/94
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
High Yield                                         (10.01)%     n/a         n/a          (17.29)%       05/01/98
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
International Equity                               (26.40)%     69.18%      n/a          132.02%        05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Mid Cap Equity                                     n/a          n/a         n/a          n/a            10/10/01
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Money Market                                       5.83%        28.41%      n/a          42.77%         05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
New Technology                                     (36.29)%     119.65%     n/a          216.99%        10/18/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Value                                              (14.65)%     108.85%     n/a          239.91%        05/05/93
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
AMERICAN CENTURY VP:

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Income & Growth                                    (10.62)%     n/a         n/a          44.41%         10/30/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
International                                      (16.83)%     119.90%     n/a          133.09%        05/01/94
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Ultra                                              n/a          n/a         n/a          n/a            05/01/01
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Value                                              18.14%       n/a         n/a          74.01%         05/01/96
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Vista                                              n/a          n/a         n/a          n/a            10/05/01
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
BERGER IPT:

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Growth                                             (17.51)%     n/a         n/a          69.09%         05/01/96
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
International                                      (10.18)%     n/a         n/a          34.03%         05/01/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Large Cap Growth                                   (10.75)%     n/a         n/a          147.14%        05/01/96
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
New Generation                                     n/a          n/a         n/a          (40.80)%       05/01/00
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Small Company Growth                               (6.55)%      n/a         n/a          119.80%        05/01/96
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
INVESCO VIF:

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Dynamics                                           (3.55)%      n/a         n/a          85.21%         08/25/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Equity Income                                      4.87%        117.61%     n/a          184.72         08/10/94
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Financial Services                                 24.80%       n/a         n/a          38.52%         09/21/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Growth                                             (23.24)%     n/a         n/a          53.51%         08/25/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Health Sciences                                    30.54%       n/a         n/a          115.89%        05/22/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
High Yield                                         (11.68)%     33.81%      n/a          61.21%         05/27/94
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Real Estate Opportunity                            28.63%       n/a         n/a          8.58%          04/01/98
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Small Company  Growth                              (14.98)%     n/a         n/a          87.34%         08/25/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Technology                                         (23.42)%     n/a         n/a          186.12%        05/21/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Telecommunications                                 (26.17)%     n/a         n/a          21.46%         09/21/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Total Return                                       (2.17)%      42.77%      n/a          78.38%         06/02/94
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Utilities                                          5.28%        119.01%     n/a          128.89%        01/03/95
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------

                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
---------------                                    ------       -------     --------     -------        ----
PIMCO VIT:

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Foreign Bond                                       8.36%        n/a         n/a          7.52%          02/16/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
High Yield Bond                                    (0.86)%      n/a         n/a          3.96%          04/30/98
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Long-Term U.S.Government Bond                      21.24%       n/a         n/a          16.05%         04/30/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Low Duration Bond                                  7.41%        n/a         n/a          10.17%         02/16/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Money Market                                       6.01%        n/a         n/a          7.39%          09/30/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Real Return Bond                                   14.11%       n/a         n/a          14.07%         09/30/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Short-Term Bond                                    6.42%        n/a         n/a          7.82%          09/30/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
StocksPLUS Growth and Income                       (9.50)%      n/a         n/a          41.13%         12/31/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Total Return Bond                                  10.15%       n/a         n/a          18.94%         12/31/97
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Total Return Bond II                               11.30%       n/a         n/a          12.87%         05/28/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
ROYCE:

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Micro-Cap                                          18.55%       n/a         n/a          91.93%         12/27/96
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Small-Cap                                          33.33%       n/a         n/a          85.79%         12/27/96
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
THIRD AVENUE:

-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
Value                                              40.52%       n/a         n/a          52.32%         09/14/99
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------
-------------------------------------------------- ------------ ----------- ------------ -------------- --------------


1/ Series II shares of the AIM V.I. Funds, except for the Basic Value and Mid Cap Equity Funds, were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"). The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of each Fund).

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount (or Underlying Fund). Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Contract owners, we also may compare a Subaccount's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS


Prior to your Annuity Commencement Date, we will provide you, in your Personal File, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

     (1)  The amount of Contributions paid under the Contract, including

          - the allocation of contributed amounts to the Separate Account and the General Account;

          -    the date the Contribution was made; and

          -    the date the amount was credited to your account.

     (2) The number and dollar value of Accumulation Units credited to you in each Subaccount;

     (3)  The value of Contributions made to the General Account; and

     (4) The total amounts of all withdrawals and transfers from each Subaccount and the General Account.

The statement we provide you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Contract owners, at least semi-annually, reports concerning each Underlying Fund.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. The Separate Account is not a party to any pending legal proceedings.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by John R. McGeeney, Esq., General Counsel of The American Life Insurance Company of New York. Certain legal matters relating to Federal securities laws applicable to the Contracts have been passed upon by the law firm of Morgan, Lewis & Bockius LLP, Washington, D.C.

EXPERTS

Arthur Andersen LLP, 1345 Avenue of the Americas, New York, New York 10105, our independent public accountants, have audited the financial statements included in this Statement of Additional Information, as indicated in their reports relating to the statements. We have included the reports of Arthur Andersen LLP in reliance upon the authority of the firm as experts in giving such reports.

ADDITIONAL INFORMATION

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at http://www.sec.gov, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

No financial statements are included for The American Separate Account 5 because as of the date of this SAI the Separate Account had no financial information to report.

You should consider financial statements of America Life included in this SAI as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Financial statements of American Life for 2000 and 1999 are included as follows:

Report of Independent Public Accountants
Consolidated Financial Statements of Financial Condition
Consolidated Statements of Operations and Surplus
Consolidated Statements of Cash Flows
Notes to Financial Statements

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
TOGETHER WITH REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To The American Life Insurance Company of New York:

We have audited the accompanying statements of financial condition of The American Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of operations and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, the accompanying statutory-basis financial statements were prepared in conformity with the accounting practices prescribed or permitted by the New York State Insurance Department which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of Selected Financial Data is presented for purposes of additional analysis and is not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

This report is intended solely for the information and use of the Board of Directors and management of The American Life Insurance Company of New York and for filing with state insurance departments and other regulatory authorities to whose jurisdiction the Company is subject and should not be used for any other purpose.



New York, New York
February 21, 2001
(except with respect to the matter discussed in Note 9
as to which the date is March 16, 2001)

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF FINANCIAL CONDITION
DECEMBER 31, 2000 AND 1999


                                                                                    2000                   1999
                                                                             --------------------   --------------------
ASSETS
GENERAL ACCOUNT
    Bonds and notes                                                          $       786,607,840    $     1,086,821,705
    Common stocks                                                                     49,519,178             52,570,134
    Preferred stocks                                                                   5,510,043              6,078,462
    Cash and short-term investments                                                    8,787,713             42,386,082
    Policy loans                                                                       6,342,089              7,809,464
    Investment income accrued                                                         13,098,524             15,369,034
    Receivables and other assets                                                       1,151,910              1,506,634
                                                                             -------------------    -------------------

               Total general account assets                                          871,017,297          1,212,541,515

SEPARATE ACCOUNT ASSETS                                                                2,690,055            213,251,218
                                                                             -------------------    -------------------

TOTAL ASSETS                                                                 $       873,707,352    $     1,425,792,733
                                                                             ===================    ===================

LIABILITIES AND SURPLUS
GENERAL ACCOUNT LIABILITIES
    Insurance and annuity reserves                                           $       723,078,094    $     1,060,317,222
    Other contract liabilities and reserves                                            4,067,538              9,411,230
    Dividends payable to contract and policyholders                                       81,235                 83,895
    Interest maintenance reserve                                                      14,680,458             15,675,742
    Due to affiliates                                                                 41,370,454              4,443,985
    Federal income taxes payable                                                       5,040,038              3,338,590
    Other liabilities                                                                 13,190,106             16,305,680
                                                                             -------------------    -------------------

               Total general account liabilities                                     801,507,923          1,109,576,344

SEPARATE ACCOUNT RESERVES AND LIABILITIES                                              2,690,055            213,251,218
                                                                             -------------------    -------------------

TOTAL LIABILITIES                                                                    804,197,978          1,322,827,562
                                                                             -------------------    -------------------

ASSET VALUATION RESERVE                                                                4,307,893             11,553,626
                                                                             -------------------    -------------------

SURPLUS
    Capital stock, $4.55 par value, 1,100,000 shares
       authorized, 550,000 shares issued and outstanding                               2,502,500              2,502,500
    Assigned surplus                                                                  55,143,446             55,143,445
    Unassigned surplus                                                                 7,555,535             33,765,600
                                                                             -------------------    -------------------
               Total Surplus                                                          65,201,481             91,411,545
                                                                             -------------------    -------------------

TOTAL LIABILITIES AND SURPLUS                                                $       873,707,352    $     1,425,792,733
                                                                             ===================    ===================


                 See accompanying notes to financial statements.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS AND SURPLUS
DECEMBER 31, 2000 AND 1999


                                                                                   2000                   1999
                                                                            -------------------   -------------------
INCOME
    Annuity considerations and deposits                                     $       17,290,479    $       77,375,129
    Life and disability insurance premiums                                           9,124,516            27,259,600
                                                                            ------------------    ------------------
           Total considerations and premiums                                        26,414,995           104,634,729

    Reserve adjustment on reinsurance ceded                                       (446,998,961)           (4,091,395)
    Net investment income                                                           68,446,086            86,622,674
    Separate account investment and administrative fees                                771,173             2,271,456
    Other, net                                                                         547,946             1,121,445
                                                                            ------------------    ------------------
           Total income                                                           (350,818,761)          190,558,909
                                                                            -------------------   ------------------

DEDUCTIONS
    Change in insurance and annuity reserves                                      (354,546,879)          (47,025,689)
    Annuity and surrender benefits                                                 157,873,577           155,491,847
    Net transfers (from) to separate accounts                                     (210,402,809)           29,298,085
    Death and disability benefits                                                   38,319,633            18,974,393
    Operating expenses and other                                                    13,495,514            28,525,080
                                                                            ------------------    ------------------
           Total deductions                                                       (355,260,964)          185,263,716
                                                                            -------------------   ------------------

           Net gain before dividends                                                 4,442,203             5,295,193

DIVIDENDS TO CONTRACTHOLDERS AND POLICYHOLDERS                                          (2,660)               97,865
                                                                            -------------------   ------------------
           Net gain from operations                                                  4,444,863             5,197,328

FEDERAL INCOME TAX EXPENSE                                                          (1,704,795)              (72,500)

NET REALIZED CAPITAL GAINS                                                             243,065               362,318
                                                                            ------------------    ------------------
           Net income                                                                2,983,133             5,487,146

SURPLUS TRANSACTIONS
     Change in:
         Asset valuation reserve                                                     7,245,733            (1,593,429)
         Unrealized capital losses                                                 (18,694,705)           (2,343,338)
         Non-admitted assets and other, net                                           (502,970)               (8,747)
     Liability for reserve strengthening                                           (17,241,255)                   --
                                                                            -------------------   ------------------
           Net change in surplus                                                   (26,210,064)            1,541,632

SURPLUS
     Beginning of year                                                              91,411,545            89,869,913
                                                                            ------------------    ------------------
     End of year                                                            $       65,201,481    $       91,411,545
                                                                            ==================    ==================


                 See accompanying notes to financial statements.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS
DECEMBER 31, 2000 AND 1999


                                                                                        2000               1999
                                                                                -----------------   -----------------
CASH PROVIDED
    Premium and annuity funds received                                          $     27,298,709    $     104,663,447
    Investment income received                                                        61,474,884           79,694,002
    Reserve adjustment on reinsurance ceded                                         (446,920,765)          (3,994,659)
    Separate account investment and administrative fees                                  771,173            2,271,456
    Other, net                                                                           467,251            1,031,749
                                                                               -----------------    -----------------
              Total receipts                                                        (356,908,748)         183,665,995
                                                                               ------------------   -----------------

    Benefits paid                                                                    201,660,231          173,735,182
    Dividends paid to contract and policyholders                                           1,496              107,761
    Insurance and operating expenses paid                                             14,592,528           28,239,503
    Net transfers to separate accounts                                              (223,315,898)          30,615,404
                                                                               ------------------   -----------------
              Total payments                                                          (7,061,643)         232,697,850
                                                                               ------------------   -----------------

              Net cash used in operations                                           (349,847,105)         (49,031,855)

    Proceeds from long-term investments sold, matured or repaid                      563,510,047          183,933,270
    Other, net                                                                        39,193,739           15,206,883
                                                                               -----------------    -----------------

              Total cash provided                                                    252,856,681          150,108,298
                                                                               -----------------    -----------------

CASH APPLIED
    Cost of long-term investments acquired                                           270,620,530          149,970,238
    Other, net                                                                        15,834,520              823,741
                                                                               -----------------    -----------------

              Total cash applied                                                     286,455,050          150,793,979
                                                                               -----------------    -----------------

              Net change in cash and short-term investments                          (33,598,369)            (685,681)

CASH AND SHORT-TERM INVESTMENTS
    Beginning of year                                                                 42,386,082           43,071,763
                                                                               -----------------    -----------------
    End of year                                                                $       8,787,713    $      42,386,082
                                                                               =================    =================


                 See accompanying notes to financial statements.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 AND 1999


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The American Life Insurance Company of New York ( the "Company") is a stock life insurance company licensed in all fifty states and the District of Columbia. The Company provides retirement and employee benefit plans in the small to medium size case area. Operations are conducted primarily through a network of regional field offices staffed by salaried consultants. Through September 30, 2000, the Company was a wholly-owned subsidiary of Mutual of America Corporation. Mutual of America Corporation was a wholly-owned subsidiary of Mutual of America Life Insurance Company ("Mutual of America"). Effective October 1, 2000, as part of a plan of reorganization, Mutual of America Corporation changed its name to Lifco Holding Company, Inc. ("Lifco") and transferred all of its interests in its non-insurance subsidiaries to a new holding company, Mutual of America Holding Company, Inc. which is also a wholly-owned subsidiary of Mutual of America.

REORGANIZATION - During 1999 Mutual of America submitted a plan of reorganization ("the Plan") to the New York State Insurance Department whereby Mutual of America would plan for the sale of the Company. In preparation for such a sale the Plan indicated that Mutual of America would assume (via an assumption reinsurance agreement) virtually all of the Company's in-force business. Mutual of America would then sell the stock of Lifco to a third party. The sale of Lifco was completed on March 16, 2001.

Since January 1, 2000, Mutual of America has assumed a substantial portion of the Company's group and individual in-force business. As a result of these assumption reinsurance transactions, General Account policyholder reserves and assets totaling $256.1 million and Separate Account policyholder reserves and assets totaling $186.6 million were transferred to Mutual of America during the year.

Effective October 1, 2000, all eligible policyholders who had not previously elected to have contracts assumed by Mutual of America were given the opportunity to have their policies with the Company cancelled and rewritten by Mutual of America. Under this option, General Account reserves and assets totaling $43.7 million and Separate Account reserves and assets totaling $32.0 million were cancelled by the Company and rewritten by Mutual of America.

BASIS OF PRESENTATION

The financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Insurance Department. The ability of the Company to fulfill its obligations to contractholders and policyholders is of primary concern to insurance regulatory authorities. As such, the financial statements are oriented to the insuring public.

In 1999, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") with an effective date of January 1, 2001. Codification will change, to some extent, current prescribed statutory accounting practices and would result in changes to the accounting practices that the Company uses to prepare its statutory financial statements going forward. The New York Insurance Department has adopted Codification with certain significant modifications as the prescribed basis of accounting for its domestic insurers effective January 1, 2001. Implementation of Codification as adopted by the New York Insurance Department will not have a material adverse effect on the Company's operating results or financial position.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Certain 1999 amounts included in the accompanying financial statements have been reclassified to conform to the 2000 presentation.

ASSET VALUATIONS

BONDS, NOTES AND SHORT-TERM INVESTMENTS - Investment valuations are prescribed by the NAIC. Bonds qualifying for amortization are stated at amortized cost. Short-term investments in good standing are stated at cost. All other bonds and short-term notes are stated at market value. Unrealized gains and losses on valuation of certain non-investment grade bonds are recorded directly to unassigned surplus.

COMMON AND PREFERRED STOCKS - Common stocks in good standing are stated at market value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus.

POLICY LOANS - Policy loans are stated at the unpaid principal balance of the loan.

RECEIVABLES AND OTHER ASSETS - Certain other assets, such as furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the statements of financial condition.

INSURANCE AND ANNUITY RESERVES

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 5.50% to 8.75%), which meet or exceed statutory requirements. During 2000, the Company lowered the interest rate used to value certain fixed interest guarantee annuity contracts issued prior to January 1, 1999. The effect of this change was to increase policyholder liabilities and to reduce surplus by $17.2 million as of January 1, 2000. This change reflects the current lower interest rate environment that has developed since the business was originally written many years ago.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2000 and 1999, averaged 5.40% and 4.75%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

INTEREST MAINTENANCE AND ASSET VALUATION RESERVES

Realized gains and losses, net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations and surplus.

An Asset Valuation Reserve ("AVR") applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

SEPARATE ACCOUNT OPERATIONS

Certain annuity considerations may be invested at the participant's discretion in Separate Accounts. Separate Accounts offered include a multifund account managed by Mutual of America Capital Management Corporation (a wholly-owned subsidiary), or certain other funds managed by outside investment advisors. All fund investment experience, including net realized and unrealized capital gains in the Separate Accounts (net of investment advisory fees and administration fees assessed), accrues directly to participants and are not reflected in the Company's consolidated statements of operations. Charges for investment advisory fees and administration fees are assessed as a percentage of the assets under management and vary based upon the investment objectives of the fund and level of administrative services provided. Investment advisory and administrative fees are included in the statement of operations.

Investments held in the Separate Accounts are stated at market value. Participants' corresponding equity in the Separate Accounts is reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statements. Net operating gains are offset by increases to reserve liabilities in the respective Separate Accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations are recognized as income when due. Considerations for deposit type contracts are recognized as income when received. Group life and disability insurance premiums are recognized as income over the contract period.

INVESTMENT INCOME AND EXPENSES

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business and income taxes, are charged to operations as incurred.

DIVIDENDS

Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payment subsequent to plan anniversary dates.

2.   INVESTMENTS

VALUATION

The statement values and NAIC market values of investments in fixed maturity securities (bonds and notes) and equity securities at December 31, 2000 and 1999 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.


-------------------------------------------------------------------------------------------------------------------------
                                                            STATEMENT           GROSS UNREALIZED          NAIC MARKET
                                                                           -----------------------------
DECEMBER 31, 2000 (IN MILLIONS)                               VALUE            GAINS        LOSSES           VALUE
-------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
U.S. Treasury securities and obligations of U.S.
    Government corporations and agencies                  $          288.5 $      3.4    $       .4      $       291.5
Obligations of states and political subdivisions                       9.7        1.2           -                 10.9
Debt securities issued by foreign governments                         26.5         .7           -                 27.2
Corporate securities                                                 470.9        2.8          31.6              442.1
-------------------------------------------------------------------------------------------------------------------------
       Total                                              $          795.6 $      8.1    $     32.0      $       771.7
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                            STATEMENT           GROSS UNREALIZED          NAIC MARKET
                                                                           -----------------------------
DECEMBER 31, 1999 (IN MILLIONS)                               VALUE           GAINS         LOSSES           VALUE
-------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
U.S. Treasury securities and obligations of U.S.
    Government corporations and agencies                  $          407.4 $      3.7    $      5.7      $       405.4
Obligations of states and political subdivisions                      43.3         -             .5               42.8
Debt securities issued by foreign governments                         28.5         .1           1.4               27.2
Corporate securities                                                 652.0        1.4          28.4              625.0
-------------------------------------------------------------------------------------------------------------------------
       Total                                              $        1,131.2 $      5.2    $     36.0      $     1,100.4
-------------------------------------------------------------------------------------------------------------------------


Short-term fixed maturity securities with a statement value and NAIC market value of $8.9 million and $44.3 million at December 31, 2000 and 1999, respectively, are included in the above tables. As of December 31, 2000 and 1999, the Company had $3.4 million (with a par value $3.1 million) of its long-term fixed maturity securities on deposit with various state regulatory agencies.

At December 31, 2000 and 1999 net unrealized depreciation reflected in surplus consisted of the following:


-------------------------------------------------------------------------------------------------------------------
DECEMBER 31 (IN MILLIONS)                                                  2000                     1999
-------------------------------------------------------------------------------------------------------------------
Equity securities (common and preferred stock)                         $     2.1                $      8.1
Bonds and notes                                                            (19.3)                     (6.6)
-------------------------------------------------------------------------------------------------------------------
     Net unrealized (depreciation) appreciation                        $   (17.2)               $      1.5
-------------------------------------------------------------------------------------------------------------------


As of December 31, 2000, five of the Company's bond investments with a book value of $23.9 million are in default and have been written down to their fair market value as determined by the NAIC. The unrealized appreciation related to the Company's common equity securities also declined by $6.0 million during the year as shown above.

MATURITIES

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.


-------------------------------------------------------------------------------------------------------------------
                                                                        STATEMENT               NAIC MARKET
DECEMBER 31, 2000 (IN MILLIONS)                                           VALUE                    VALUE
-------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                $        52.2           $         50.9
Due after one year through five years                                          304.2                    294.8
Due after five years through ten years                                         181.3                    176.0
Due after ten years                                                            257.9                    250.0
-------------------------------------------------------------------------------------------------------------------
                       Total                                           $       795.6           $        771.7
-------------------------------------------------------------------------------------------------------------------


REALIZED INVESTMENT GAINS

Sales of fixed maturity securities were as follows:


-------------------------------------------------------------------------------------------------------------------
DECEMBER 31 (IN MILLIONS)                                                  2000                     1999
-------------------------------------------------------------------------------------------------------------------
Fixed maturity securities
     Proceeds                                                          $       546.3            $       170.0
     Gross realized gains                                                        3.5                      1.1
     Gross realized losses                                                       2.6                       .6
-------------------------------------------------------------------------------------------------------------------


Sales of investments in fixed maturity securities resulted in $.9 million and $.5 million of gains being accumulated in IMR in 2000 and 1999, respectively. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During 2000 and 1999, $1.9 million and $2.3 million of the IMR was amortized and included in net investment income.

Net realized capital gains reflected in the statements of operations for the years ended December 31, 2000 and 1999 were as follows:


-------------------------------------------------------------------------------------------------------------------
DECEMBER 31 (IN MILLIONS)                                                  2000                     1999
-------------------------------------------------------------------------------------------------------------------
Equity securities (common stock)                                       $          .2           $        .4
-------------------------------------------------------------------------------------------------------------------


3.  REINSURANCE AND RELATED TRANSACTIONS

The Company has a bulk coinsurance agreement with its ultimate parent, Mutual of America, covering certain non-pension insurance business. In consideration for additional reserves assumed under this agreement, the Company assumed premiums and annuity considerations of $7.1 million and $13.9 million in 2000 and 1999, respectively. Total reserve liabilities reinsured under this agreement were as follows:


------------------------------------------------------------------------------------------------------------
                   DECEMBER 31 (IN MILLIONS)                             2000                  1999
------------------------------------------------------------------------------------------------------------
Life and annuity                                                    $     641.9          $     659.3

Other reserves                                                      $       2.1          $       2.6
------------------------------------------------------------------------------------------------------------

Effective January 1, 1999, the existing reinsurance agreement in effect between the Company and Mutual of America was amended. Under the terms of the amended agreement, Mutual of America ceased ceding and the Company ceased assuming new business on and after January 1, 1999. Effective January 31, 2001, as part of the adopted plan of reorganization, the aforementioned reinsurance agreement was terminated and all reserves reinsured under this agreement and the related assets were ceded back to Mutual of America.

4.  PENSION PLAN AND POSTRETIREMENT BENEFITS

Mutual of America is the administrator for a qualified, non-contributory defined benefit pension plan covering virtually all of its own and the Company's eligible employees. Benefits are generally based on years of service and final average salary. Mutual of America's funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 ("ERISA"). Mutual of America also maintains a non-qualified defined benefit plan. This plan provides benefits to employees whose total compensation exceeds the maximum allowable compensation limits for qualified retirement plans under ERISA.

At December 31, 2000, all of the qualified pension plan assets are invested in one of Mutual of America's Separate Accounts (consisting primarily of equity securities) and participation in certain other funds managed by outside investment advisers. Pension expense allocated to the Company in 2000 and 1999 was $9 thousand and $534 thousand, respectively.

Mutual of America also administers two defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical and dental benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than twenty years of eligible service, with retiree contributions adjusted annually and contain other cost-sharing features, such as deductibles and coinsurance. Post retirement benefit expense allocated to the Company for the years ended 2000 and 1999 was $18 thousand and $269 thousand, respectively.

SAVINGS AND OTHER INCENTIVE PLANS

All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee's contributions up to 6% of salary. The Company contributed $13 thousand and $83 thousand in 2000 and 1999, respectively. Mutual of America also sponsors a long-term performance based incentive compensation plan for certain employees. Shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in Mutual of America's statutory surplus and the maintenance of certain financial ratios. Compensation expense recognized by Mutual of America in 2000 and 1999 related to this plan was $.5 million and $5.0 million respectively.

5.  COMMITMENTS AND CONTINGENCIES

The Company is involved in various legal actions which have arisen in the course of its business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company's financial statements.

6.  FEDERAL INCOME TAXES

The tax provision for the Company was calculated in accordance with the Internal Revenue Code of 1986, as amended. The Company files its Federal tax return on a separate company basis. The difference between the actual tax provision (benefit) reflected in the accompanying statements of operations and the expected amounts computed by applying the statutory rate of 35% to operating income arises principally from the recognition of revenues and expenses in different periods for statutory and tax accounting purposes. These differences are primarily related to policyholder insurance reserves, deferred acquisition costs and realized capital gains and losses.

7.  RELATED PARTY TRANSACTIONS

Mutual of America has incurred operating and investment-related costs in connection with the use of its personnel and property on behalf of the Company. During 2000 and 1999, operating and investment-related expenses of $10.0 million and $1.1 million and $20.3 million and $1.4 million, respectively, were charged to the Company and are reflected in the accompanying statements of operations and surplus.

8.  FAIR MARKET VALUE

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Amounts related to the Company's financial instruments were are follows:


----------------------------------------------------------------------------------------------------------------------
                                                          STATEMENT                      ESTIMATED
     DECEMBER 31, 2000 (IN MILLIONS)                        VALUE                        FAIR VALUE
----------------------------------------------------------------------------------------------------------------------

                  ASSETS
Bonds and notes                                        $       786.6                  $       762.8
Common stocks                                                   49.5                           49.5
Preferred stocks                                                 5.5                            5.5
Cash and short-term investments                                  8.8                            8.8
Policy loans                                                     6.3                            6.3
               LIABILITIES
Insurance and annuity reserves                         $       723.1                  $       703.2
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          STATEMENT                      ESTIMATED
DECEMBER 31, 1999 (IN MILLIONS)                             VALUE                        FAIR VALUE
----------------------------------------------------------------------------------------------------------

                  ASSETS
Bonds and notes                                        $     1,086.8                  $     1,056.1
Common stocks                                                   52.6                           52.6
Preferred stocks                                                 6.1                            6.1
Cash and short-term investments                                 42.4                           42.4
Policy loans                                                     7.8                            7.8
               LIABILITIES
Insurance and annuity reserves                         $     1,060.3                  $       954.0
----------------------------------------------------------------------------------------------------------


FIXED MATURITIES AND EQUITY SECURITIES - FAIR VALUE FOR FIXED MATURITIES IS DETERMINED BY REFERENCE TO MARKET PRICES QUOTED BY THE NAIC. IF QUOTED MARKET PRICES ARE NOT AVAILABLE, FAIR VALUE IS DETERMINED USING QUOTED PRICES FOR SIMILAR SECURITIES. MARKET VALUE FOR EQUITY SECURITIES IS DETERMINED BY REFERENCE TO VALUATIONS QUOTED BY THE NAIC.

CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

POLICY LOANS - THE MAJORITY OF POLICY LOANS ARE ISSUED WITH VARIABLE INTEREST RATES WHICH ARE PERIODICALLY ADJUSTED BASED ON CHANGES IN RATES CREDITED TO THE UNDERLYING POLICIES AND THEREFORE ARE CONSIDERED TO BE STATED AT FAIR VALUE.

INSURANCE AND ANNUITY RESERVES - CONTRACTUAL FUNDS NOT YET USED TO PURCHASE RETIREMENT ANNUITIES AND OTHER DEPOSIT LIABILITIES ARE STATED AT THEIR CASH SURRENDER VALUE. GENERAL ACCOUNT POLICIES ARE ISSUED WITH VARIABLE INTEREST RATES THAT ARE PERIODICALLY ADJUSTED BASED ON CHANGES IN UNDERLYING ECONOMIC CONDITIONS.

THE FAIR VALUE OF ANNUITY CONTRACTS (APPROXIMATELY $.5 BILLION AT BOTH DECEMBER 31, 2000 AND 1999) WAS DETERMINED BY DISCOUNTING EXPECTED FUTURE RETIREMENT BENEFITS USING CURRENT MORTALITY TABLES AND INTEREST RATES BASED ON THE DURATION OF EXPECTED FUTURE BENEFITS. WEIGHTED AVERAGE INTEREST RATES OF 6.46% AND 7.83% WERE USED AT DECEMBER 31, 2000 AND 1999, RESPECTIVELY.

9.   SUBSEQUENT EVENT

On March 16, 2001 Mutual of America sold all of the outstanding stock of Lifco, which owned the Company, to a third party.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

ANNUAL STATEMENT AS OF DECEMBER 31, 2000
SCHEDULE 1 - SELECTED FINANCIAL DATA



The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


GROSS INVESTMENT INCOME EARNED:
    (excluding amortization of the IMR)

    Government bonds                                                                       $        1,578,975
    Other bonds (unaffiliated)                                                                     65,670,609
    Preferred stocks (unaffiliated)                                                                   431,564
    Common stocks (unaffiliated)                                                                      610,549
    Mortgage loans                                                                                          -
    Real estate                                                                                             -
    Premium notes, policy loans and liens                                                             400,189
    Short-term investments                                                                          2,193,040
    Other invested assets                                                                                   -
    Aggregate write-ins for investment income                                                      (3,220,931)
                                                                                           -------------------

              Gross investment income                                                              67,663,995
                                                                                           ==================

REAL ESTATE OWNED - BOOK VALUE LESS ENCUMBRANCES                                                            -
                                                                                           ==================

MORTGAGE LOANS - BOOK VALUE:
    Residential                                                                                             -
    Commercial                                                                                              -
                                                                                           ------------------

              Total                                                                        $                -
                                                                                           ==================

MORTGAGE LOANS BY STANDING - BOOK VALUE:
    Good standing                                                                                           -
    Good standing with restructured terms                                                                   -
    Interest overdue more than three months, not in foreclosure                                             -
    Foreclosure in process                                                                                  -
                                                                                           ------------------
                                                                                           $                -
                                                                                           ==================

OTHER LONG-TERM ASSETS - STATEMENT VALUE                                                   $                -
                                                                                           ==================

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES - BOOK VALUE:
    Bonds                                                                                                   -
    Common Stocks                                                                                           -
    Preferred Stocks                                                                                        -

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
    Bonds by Maturity - Statement Value
       Due within one year or less                                                         $       52,231,778
       Over 1 year through 5 years                                                                304,164,433
       Over 5 years through 10 years                                                              181,324,726
       Over 10 years through 20 years                                                             147,164,114
       Over 20 years                                                                              110,666,624
                                                                                           ------------------

              Total by Maturity                                                            $      795,551,675
                                                                                           ==================

    Bonds by Class - Statement Value
       Class 1                                                                                    498,694,855
       Class 2                                                                                    218,429,962
       Class 3                                                                                     44,709,974
       Class 4                                                                                     22,175,395
       Class 5                                                                                      6,898,364
       Class 6                                                                                      4,643,125
                                                                                           ------------------
              Total by Class                                                               $      795,551,675
                                                                                           ==================

              Total Bonds Publicly Traded                                                  $      770,378,732
              Total Bonds Privately Placed                                                         25,172,943
                                                                                           ------------------
                                                                                           $      795,551,675
                                                                                           ==================
PREFERRED STOCKS - STATEMENT VALUE                                                         $        5,510,044
                                                                                           ==================
COMMON STOCKS - MARKET VALUE                                                               $       49,519,178
                                                                                           ==================
SHORT-TERM INVESTMENTS - BOOK VALUE                                                        $        8,943,834
                                                                                           ==================
FINANCIAL OPTIONS OWNED - STATEMENT VALUE                                                  $                -
                                                                                           ==================
FINANCIAL OPTIONS WRITTEN AND IN-FORCE - STATEMENT VALUE                                   $                -
                                                                                           ==================
FINANCIAL FUTURES CONTRACTS OPEN - CURRENT PRICE                                           $                -
                                                                                           ==================
CASH ON DEPOSIT                                                                            $         (156,121)
                                                                                           ==================

LIFE INSURANCE IN-FORCE (IN THOUSANDS):
    Ordinary                                                                               $          290,694
    Industrial                                                                                              -
    Credit Life                                                                                             -
    Group Life                                                                                            574
                                                                                           ------------------
                                                                                           $          291,268
AMOUNT OF ADDITIONAL ACCIDENTAL DEATH INSURANCE IN-FORCE UNDER ORDINARY POLICIES (IN
    THOUSANDS):                                                                            $           69,224
                                                                                           ==================

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN-FORCE (IN THOUSANDS):
    Industrial                                                                                              -
    Ordinary                                                                                           91,184
    Credit Life                                                                                             -
    Group Life                                                                                              -

SUPPLEMENTARY CONTRACTS IN FORCE (IN THOUSANDS):
    Ordinary - Not Involving Life Contingencies-
       Amount of Income Payable                                                            $          729,144
                                                                                           ==================
    Ordinary - Involving Life Contingencies-
       Amount of Income Payable                                                            $          748,736
                                                                                           ==================
    Group - Not Involving Life Contingencies-
       Amount on Deposit                                                                   $                -
                                                                                           ==================
    Group - Involving Life Contingencies-
       Amount on Deposit                                                                   $                -
                                                                                           ==================
ANNUITIES:
    Ordinary -
       Immediate - Amount of Income Payable                                                $       67,973,801
       Deferred - Fully Paid Account Balance                                                       14,444,332
       Deferred - Not Fully Paid - Account Balance                                                 29,144,045
                                                                                           ------------------
                                                                                           $      111,562,178
                                                                                           ==================
ACCIDENT AND HEALTH INSURANCE - PREMIUMS IN-FORCE:
    Ordinary                                                                               $           32,454
    Group                                                                                              88,894
    Credit                                                                                                  -
                                                                                           ------------------
                                                                                           $          121,348
                                                                                           ==================
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
    Deposit Funds - Account Balance                                                        $      118,503,634
    Dividend Accumulations - Account Balance                                                          163,478
                                                                                           ------------------
                                                                                           $      118,667,112
                                                                                           ==================
CLAIM PAYMENTS 2000:
    Group Accident and Health
       2000                                                                                            18,783
       1999                                                                                           132,752
       1998                                                                                           132,636
    Other Accident & Health
       2000                                                                                            37,251
       1999                                                                                            27,960
       1998                                                                                            22,467
    Other Coverages that use developmental methods to calculate claims reserves
       2000                                                                                                 -
       1999                                                                                                 -
       1998                                                                                                 -

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements for The American Life Insurance Company of New York are filed herewith.

(b) EXHIBITS

(1) Copy of Resolution of the Board of Directors of The American Life Insurance Company of New York establishing The American Separate Account 5 was filed with registrant's initial registration statement on Form N-4 (file no. 333-62662) on June 8, 2001 (accession no. 0000912057-01-519249).

(2)  Not Applicable.

(3) Form of Distribution Agreement was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(4) Form of individual flexible premium deferred variable annuity contract was filed with registrant's initial registration statement on Form N-4 (file no. 333-62662) on June 8, 2001 (accession no. 0000912057-01-519249).

(5) Form of application for individual flexible premium deferred variable annuity contract was filed with registrant's initial registration statement on Form N-4 (file no. 333-62662) on June 8, 2001 (accession no. 0000912057-01-519249).

(6) (a) Charter of The American Life Insurance Company of New York, as amended effective November 20, 1989 was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

     (b) By-Laws of The American Life Insurance Company of New York, as amended effective November 20, 1989 was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(7)  Not Applicable.

(8) (a) Form of Participation Agreement Among The American Life Insurance Company of New York, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

     (b) Form of Participation Agreement Between The American Life Insurance Company of New York and American Century Investment Services, Inc. was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

     (c) Form of Participation Agreement Among Berger Institutional Products Trust, Berger LLC and The American Life Insurance Company of New York was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

     (d) Form of Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The American Life Insurance Company of New York, on behalf of itself and its Separate Accounts, and Inviva Securities Corporation was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

     (e) Form of Participation Agreement Among The American Life Insurance Company of New York, Royce & Associates, Inc. and Royce Capital Fund.

     (f) Form of Participation Agreement between The American Life Insurance Company of New York and M.J. Whitman, Inc.

     (g) Form of Participation Agreement Among The American Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.

(9) Opinion and consent of John R. McGeeney, Esq., General Counsel of Inviva, Inc. regarding the legality of the securities being registered was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(10) (a) Consent of Morgan Lewis & Bockius LLP.

     (b) Consent of Arthur Andersen LLP was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(11) Not Applicable.

(12) Not Applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The name, position and business address of each executive officer and director of The American Life Insurance Company of New York are set forth below.

                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
----------------------------------------------------------------------------------------------------------------------
             David Smilow                    Co-Chairman of the Board           435 Hudson Street, 2nd Floor
                                              Chief Executive Officer           New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

             Tracey Hecht                    Co-Chairman of the Board           435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

              Peter Bach                               Director                 Memorial Sloan-Kettering Cancer
                                                                                Center
                                                                                Schwartz 730
                                                                                1275 York Avenue
                                                                                New York, NY  10021

----------------------------------------------------------------------------------------------------------------------

              Dean Kehler                              Director                 CIBC World Markets
                                                                                425 Lexington Avenue
                                                                                3rd Floor
                                                                                New York, NY  10017

----------------------------------------------------------------------------------------------------------------------

           Robert Jefferson                            Director                 ACE INA Holdings
                                                                                Two Liberty Place
                                                                                1601 Chestnut Street
                                                                                TL56C
                                                                                Philadelphia, PA  19103

----------------------------------------------------------------------------------------------------------------------

               Tim Ward                                Director                 Gerling E&L
                                                                                Lebensversicherungs-AG
                                                                                Hans-Bredow-StraBe 1
                                                                                65173 Wiesbaden  Germany

----------------------------------------------------------------------------------------------------------------------

            Philip Galanes                             Director                 Golden Books
                                                                                888 7th Avenue
                                                                                New York, NY  10106

----------------------------------------------------------------------------------------------------------------------

          Laurence Greenberg                           Director                 The Oysterhouse Group, LC
                                                                                113 Park Avenue. Suite 101
                                                                                Fall Church, VA  22046

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
----------------------------------------------------------------------------------------------------------------------
             Thomas Leaton                             Director                 Accenture
                                                                                One Freedom Square
                                                                                11951 Freedom Drive
                                                                                Reston, VA  20190-5651

----------------------------------------------------------------------------------------------------------------------

             Bill Nutting                              President                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

            Mark Singleton                      Chief Financial Officer         435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

           John R. McGeeney                         General Counsel             300 Distillery Commons, Suite 300
                                                                                Louisville, KY  40206

----------------------------------------------------------------------------------------------------------------------

             Martin Catron                            Controller                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

              Todd Solash                     Director Sales & Marketing        435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

             Craig Shigeno                           Chief Actuary              300 Distillery Commons, Suite 300
                                                                                Louisville, KY  40206

----------------------------------------------------------------------------------------------------------------------

            Mary Kaczmarek                        Chief Sales Officer           435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

            Tom McWilliams                    Chief Underwriting Officer        435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

----------------------------------------------------------------------------------------------------------------------

            Craig A. Hawley                            Secretary                300 Distillery Commons, Suite 300
                                                                                Louisville, KY  40206

----------------------------------------------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The American Life Insurance Company of New York, the depositor, is a wholly-owned subsidiary of Lifco Holdings, Inc., a Delaware corporation, which, in turn, is a wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. Inviva, LLC, a California limited liability company, controls approximately 75% of the voting interests in Inviva, Inc. David Smilow and Tracey Hecht, directly and/or indirectly, control Inviva, LLC.

Inviva Securities Corporation, a Delaware corporation, the distributor of the Contracts, is a wholly-owned subsidiary of Inviva, Inc.

ITEM 27. NUMBER OF HOLDERS OF SECURITIES

As of November 1, 2001, there were no holders of securities.

ITEM 28.  INDEMNIFICATION

Set forth below are pertinent provisions of Article IX of the Amended and Restated By-Laws of The American Life Insurance Company Of New York, which relate to indemnification.

         SECTION 1. (a) The Company shall to the fullest extent permitted by law indemnify any person made, or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including an action by or in the right of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise for which any Company person served in any capacity to procure a judgment in its favor against any such person serving them in any capacity at the request of the Company, by reason of the fact that such person is or was a Director, officer, employee or agent of the Company, or is or was serving at the request of the Company in any capacity for another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, against judgments, fines amounts paid in settlement and reasonable expenses, including attorneys' fees actually and reasonably incurred by the person in connection with such action, suit or proceeding, or any appeal therein, if the person acted in good faith and for a purpose which the person necessarily believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful.

         (b) The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and for a purpose which the person reasonably believed to be in, or, in the case of service for any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Company, and, with respect to any criminal action or proceeding, that the person had reasonable cause to believe that such conduct was unlawful.

         (c) The Company shall to the fullest extent permitted by law indemnify any person made, or threatened to be made, a party to an action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was a Director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director or officer of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by the person in connection with the defense or settlement of such action, or in connection with an appeal therein, if such Director, officer, employee or agent acted, in good faith and for a purpose which the person reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Company, except that no indemnification under this subsection shall be made in respect of (i) a threatened action, or a pending action which is settled or otherwise disposed of, or (ii) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion or the settlement amount and expenses as the court deems proper.

         (d) For purposes of this Section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of the person's duties to the Company also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

         SECTION 2. A person who has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Section 1 of this Article or in defense of any claim, issue or matter therein, shall be entitled to indemnification as authorized in Section 1 without the necessity of any determination of the nature described in Section 3.

         SECTION 3. In cases not covered by Section 2, any indemnification under
Section 1 of this Article or as otherwise permitted (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the Director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in said Section 1 or as otherwise permitted. Such determination shall be made by the Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to such action, suit or proceeding.

         SECTION 4. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of the Director, officer, employee or agent to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company as authorized in this Article, or where indemnification is granted, to repay any amount by which the expenses advanced by the Company exceed the indemnification to which such person is entitled.

         SECTION 5. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled, including without limitation, under any agreement, insurance policy, resolution or otherwise, both as to action in this official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be Director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person, provided that no indemnification may be made to or on behalf of any person if a judgment or other final adjudication adverse to the person establishes that the person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that the person gained in fact a financial profit or other advantage to which the person was not legally entitled.

         SECTION 6. The Company may purchase and maintain insurance:

         (a) To indemnify the Company for any obligation which it incurs as a result of the indemnification of any Director, officer, employee or agent under the provisions of this Article.

         (b) To indemnify Directors, officers employees or agents in instances in which they may be indemnified by the Company under the provisions of this Article.

         (c) To indemnify Directors, officers, employees or agents in instances in which they may not otherwise be indemnified by the Company under the provisions of this Article provided the contract of insurance covering such Directors and officers provides, in a manner acceptable to the Superintendent of Insurance, for a retention amount and for coinsurance.

         SECTION 7. No payment of indemnification shall be made under this Article unless a notice has been filed with the Superintendent of Insurance, not less than thirty days prior to such payment, specifying the person or persons to be paid, the amounts to be paid, the manner in which such payment is to be authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

         SECTION 8. The provisions of this Article shall be deemed retroactive and include all acts, as consistent herein with the other sections of this
Article IX of the Directors, officers, employees or agents of the Company since the date of incorporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) As of the date of the filing of this Registration Statement, Inviva Securities Corporation did not act as principal underwriter, depositor, sponsor or investment adviser for any investment company other than as principal underwriter for The American Separate Account 5.

(b) The name and position of each senior officer and director of Inviva Securities Corporation are as follows (unless otherwise noted, the business address of all officers and directors is 300 Distillery Commons, Suite 300, Louisville, KY 40206):


                           NAME                                               POSITIONS AND OFFICES
----------------------------------------------------------------------------------------------------------------------
                     John R. McGeeney                                  Director, President, General Counsel
                                                                                  and Secretary

----------------------------------------------------------------------------------------------------------------------

                   Edward J. O'Brien, IV                                     Chief Financial Officer
----------------------------------------------------------------------------------------------------------------------


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by The American Life Insurance Company of New York c/o Inviva, Inc., 300 Distillery Commons, Suite 300, Louisville, KY 40206.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include in connection with any application to purchase a contract offered by the prospectus a hyperlink to the Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that the fees and charges to be deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, the State of New York, on the 13 day of December 2001.

                                THE AMERICAN SEPARATE ACCOUNT 5
                                (Registrant)

                                THE AMERICAN LIFE INSURANCE COMPANY OF
                                NEW YORK
                                (Depositor)

                                By:      /s/ David Smilow
                                         -----------------------------------
                                         Name:    David Smilow
                                         Title:   Co-Chairman of the Board
                                                  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                       DATE
---------------------------                 ------------------------------------        ------------------
/s/ David Smilow                                 Co-Chairman of the Board and           December 13, 2001
------------------                               Chief Executive Officer
Name:    David Smilow

/s/ Tracey Hecht                                 Co-Chairman of the Board               December 13, 2001
------------------
Name:    Tracey Hecht

/s/ Peter Bach                                            Director                      December 13, 2001
---------------------------
Name:    Peter Bach

/s/ Robert Jefferson                                      Director                      December 13, 2001
---------------------------
Name:    Robert Jefferson

/s/ Tim Ward                                              Director                      December 13, 2001
---------------------------
Name:    Tim Ward

/s/ Philip Galanes                                        Director                      December 13, 2001
---------------------------
Name:    Philip Galanes

/s/ Laurence Greenberg                                    Director                      December 13, 2001
----------------------
Name:    Laurence Greenberg

/s/ Thomas Leaton                                         Director                      December 13, 2001
------------------
Name:    Thomas Leaton

/s/ Mark Singleton                                  Chief Financial Officer             December 13, 2001
---------------------------
Name:    Mark Singleton

                                                 EXHIBIT LIST

(8)(e) Form of Participation Agreement Among The American Life Insurance Company of New York, Royce & Associates, Inc. and Royce Capital Fund.

(8)(f) Form of Participation Agreement between The American Life Insurance Company of New York and M.J. Whitman, Inc.

(8)(g) Form of Participation Agreement Among The American Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.

(10)(a)  Consent of Morgan Lewis & Bockius LLP.